united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of Registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

CT Corporation System

1300 East Ninth Street, Cleveland, OH 44114

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 6/30

Date of reporting period: 12/31/16

ITEM 1. REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

Catalyst Insider Income Fund
Catalyst/MAP Global Balanced Fund
Catalyst/Princeton Floating Rate Income Fund
Catalyst/Princeton Unconstrained Hedged Income Fund
Catalyst/SMH High Income Fund
Catalyst/SMH Total Return Income Fund
Catalyst/Stone Beach Income Opportunity Fund

December 31, 2016

Mutual Fund Series Trust

Catalyst Insider Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2016

The Fund’s performance figures* for each of the periods ended December 31, 2016, compared to its benchmark:

			Annualized
	6 Month Return	1 Year Return	Since Inception**
Class A	2.48%	6.15%	-0.98%
Class A with load	-3.44%	0.10%	-2.96%
Class C	2.05%	5.19%	-1.70%
Class I	2.70%	6.40%	-0.74%
Bloomberg Barclays U.S. Aggregate Bond Index(a)	-2.53%	2.65%	2.06%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 4.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 7.89% for Class A, 8.64% for Class C and 7.64% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The Bloomberg Barclays U.S. Aggregate Bond Index, is made up of the Bloomberg Barclays Capital U.S. Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index, including securities that are of investment grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million. Investors cannot invest directly in an index.

**	Inception date is July 29, 2014.

Top 10 Holdings by Industry	% of Net Assets
Oil & Gas	13.2%
Office/Business Equipment	11.0%
Investment Companies	8.7%
Telecommunications	6.7%
Commercial Services	5.2%
Biotechnology	4.3%
Computers	4.3%
Retail	4.3%
Diversified Financial Services	4.3%
Banks	4.2%
Other/Cash & Equivalents	33.8%
100.0%

Please refer to the Portfolio of investments for a more detailed breakdown of the Fund’s assets.

Catalyst/MAP Global Balanced Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2016

The Fund’s performance figures* for each of the periods ended December 31, 2016, compared to its benchmark:

			Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	3 Year Return	5 Year Return	Since Inception**
Class A	1.77%	4.79%	2.57%	5.96%	5.48%
Class A with load	-4.11%	-1.21%	0.55%	4.72%	4.34%
Class C	1.35%	3.95%	1.79%	5.17%	4.68%
Class I	1.95%	5.11%	N/A	N/A	1.31%
MSCI All Country World Stock Index Net(a)	6.80%	8.48%	3.69%	9.96%	7.08%
Blended Index(b)	3.07%	4.68%	2.17%	5.26%	3.91%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 1.84% for Class A, 2.59% for Class C, and 1.59% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “MSCI All Country World Stock Index” is maintained by Morgan Stanley Capital International, and is comprised of stocks from both developed and emerging markets. Investors cannot invest directly in an index.

(b)	The “Blended Index” is made up of two indices; Merrill Lynch U.S. Corporate & Government 1-3 Yrs, and MSCI AC World Index. Investors cannot invest directly in an index.

**	Inception date is July 29, 2011, for Class A, Class C and the Benchmark, and June 6, 2014, for Class I.

Top 10 Holdings by Industry ^	% of Net Assets
Retail	9.8%
Oil & Gas	9.4%
Telecommunications	8.2%
Pharmaceuticals	7.3%
Food	6.5%
Beverages	6.0%
Diversified Financial Services	5.6%
Agriculture	5.2%
Media	3.8%
Mining	3.7%
Other/Cash & Equivalents	34.5%
100.0%

^ Does not include derivatives in which the Fund invests

Please refer to the Portfolio of investments for a more detailed breakdown of the Fund’s assets.

Catalyst/Princeton Floating Rate Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2016

The Fund’s performance figures* for each of the periods ended December 31, 2016, compared to its benchmark:

			Annualized	Annualized
	6 Month Return	1 Year Return	3 Year Return	Since Inception**
Class A	6.55%	9.61%	1.38%	3.19%
Class A with load	1.45%	4.41%	-0.24%	1.94%
Class C	6.29%	8.84%	0.63%	2.41%
Class I	6.80%	9.89%	1.64%	3.44%
S&P/LSTA U.S. Leveraged Loan 100 Index(a)	5.24%	10.88%	2.66%	3.42%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 4.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’ s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds are 1.77% for Class A and 2.54% for Class C, and 1.47% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The S&P/LSTA U.S. Leveraged Loan 100 Index is a market value-weighted index designed to measure the performance of the U.S. leveraged loan market. The Index consists of 100 loan facilities drawn from a larger benchmark - the S&P/SLTA (Loan Syndications and Trading Association) Leveraged Loan Index (LLI). Investors cannot invest directly in an Index.

**	Inception date is December 31, 2012.

Top Ten Holdings by Investment	% of Net Assets
Collateralized Loan Obligations	10.4%
Software	9.0%
Commercial Services	5.2%
Retail	5.2%
Debt Funds	5.1%
Health-Care Services	4.9%
Telecommunications	4.8%
Transportation	4.8%
Food	4.7%
Media	4.0%
Other/Cash & Equivalents	41.9%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/Princeton Unconstrained Hedged Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2016

The Fund’s performance figures* for each of the periods ended December 31, 2016, compared to its benchmark:

			Annualized
	6 Month Return	1 Year Return	Since Inception**
Class A	8.87%	19.75%	3.43%
Class A with load	3.99%	14.41%	1.11%
Class C	8.37%	18.64%	2.58%
Class I	8.94%	20.01%	3.61%
Barclays U.S. Aggregate Bond Index(a)	-2.53%	2.65%	1.83%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 4.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 8.79% for Class A, 9.54% for Class C and 8.54% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The Barclays U.S. Aggregate Bond Index, is made up of the Barclays Capital U.S. Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index, including securities that are of investment grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million. Investors cannot invest directly in an Index.

**	Inception date is November 7, 2014.

Top 10 Holdings by Industry	% of Net Assets
Equity Funds	17.5%
Debt Funds	17.1%
Retail	6.8%
Media	4.1%
Diversified Financial Services	3.4%
Healthcare-Services	3.3%
Airlines	3.3%
Mining	3.3%
Environmental Control	3.2%
Oil & Gas - Services	3.2%
Other/Cash & Equivalents	34.8%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/SMH High Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2016

The Fund’s performance figures* for each of the periods ended December 31, 2016, compared to its benchmark:

			Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	3 Year Return	5 Year Return	Since Inception
Class A	14.33%	38.99%	-5.56%	-1.08%	1.90% **
Class A with load	8.97%	32.31%	-7.09%	-2.25%	1.20% **
Class C	13.57%	37.50%	-6.27%	-1.83%	1.15% **
Class I	14.14%	38.86%	-5.32%	N/A	-4.33% ***
BofA Merrill Lynch U.S. Cash Pay High Yield Index(a)	7.46%	17.34%	4.69%	7.30%	7.97% **

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 4.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses are 1.76% for Class A, 2.51% for Class C and 1.51% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The BofA Merrill Lynch U.S. Cash Pay High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period that is publicly-issued in the U.S. domestic market. Investors cannot invest directly in an Index.

**	Inception date is May 21, 2008 for Class A, Class C and the Benchmark.

***	Inception date is July 1, 2013 for Class I.

Top 10 Holdings by Industry	% of Net Assets
Home Builders	8.4%
Telecommunications	7.0%
Diversified Financial Services	6.6%
REITS	6.5%
Oil & Gas	6.1%
Mining	6.0%
Oil & Gas Services	6.0%
Semiconductors	4.7%
Commerical Services	4.5%
Auto Parts & Equipment	4.5%
Other/Cash & Equivalents	39.7%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/SMH Total Return Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2016

The Fund’s performance figures* for each of the periods ended December 31, 2016, compared to its benchmark:

			Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	3 Year Return	5 Year Return	Since Inception
Class A	16.59%	32.15%	-5.46%	1.37%	0.26% **
Class A with load	9.85%	24.57%	-7.32%	0.19%	-0.43% **
Class C	16.16%	31.19%	-6.17%	0.62%	-0.49% **
Class I	16.76%	32.55%	-5.29%	N/A	-3.20% ***
S&P 500 Total Return Index(a)	7.82%	11.96%	8.87%	6.95%	8.02% **
BofA Merrill Lynch U.S. Cash Pay High Yield Index(b)	7.46%	17.34%	4.69%	7.30%	7.97% **
Blended Index (c)	7.68%	14.70%	6.85%	11.01%	8.15% **

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 3.90% for Class A, 4.64% for Class C and 3.64% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “S&P 500 Total Return Index,” a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

(b)	The BofA Merrill Lynch U.S. Cash Pay High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period that is publicly-issued in the U.S. domestic market. Investors cannot invest directly in an Index.

(c)	Blended Index reflects an unmanaged portfolio of 50% of the S&P 500 Total Return Index and 50% of the BofA Merrill Lynch U.S. Cash Pay High Yield Index.

**	Inception date is May 21, 2008 for Class A, Class C and the Benchmarks.

***	Inception date is July 1, 2013 for Class I.

Top 10 Holdings by Industry	% of Net Assets
Investment Companies	32.6%
Private Equity	12.1%
Telecommunications	6.2%
Auto Parts & Equipment	5.4%
Diversified Financial Services	5.3%
Lodging	4.5%
Equity Funds	4.3%
Biotechnology	4.1%
Oil & Gas	3.4%
Semiconductor	3.2%
Other/Cash & Equivalents	18.9%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/Stone Beach Income Opportunity Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2016

The Fund’s performance figures* for each of the periods ended December 31, 2016, compared to its benchmark:

			Annualized
	6 Month Return	1 Year Return	Since Inception**
Class A	0.10%	2.40%	1.74%
Class A with load	-5.65%	-3.44%	-1.07%
Class C	-0.37%	1.55%	0.92%
Class I	0.22%	2.66%	2.00%
JP Morgan MBS Index(a)	-1.35%	1.81%	1.83%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses are 3.95% for Class A, 4.70% for Class C and 3.70% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The JP Morgan MBS Index tracks fixed-rate Mortgage Backed Securities “MBS” issued by FNMA, FHLMC and GNMA. Investors cannot invest directly in an Index.

**	Inception date is November 20, 2014.

Holdings by Investment Type ^	% of Net Assets
Federal Home Loan Mortgage Association	58.3%
Federal National Mortgage Association	21.2%
Government National Mortgage Association	6.9%
Private Collateralized Mortgage Obligation	0.2%
Other/Cash & Equivalents	13.4%
100.0%

^ Does not include derivatives in which the Fund invests

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

CATALYST FUNDS
CATALYST INSIDER INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2016

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 78.6%
	BANKS - 4.2%
$26,000	Citigroup, Inc.	2.550	4/8/2019	$26,202
23,000	JPMorgan Chase & Co.	2.350	1/28/2019	23,185
				49,387
	BIOTECHNOLOGY - 4.3%
22,000	Amgen, Inc.	5.700	2/1/2019	23,643
26,000	Celgene Corp.	2.250	5/15/2019	26,055
				49,698
	CHEMICALS - 2.6%
30,000	Albemarle Corp.	3.000	12/1/2019	30,575

	COMMERCIAL SERVICES - 5.2%
25,000	Hertz Corp.	4.250	4/1/2018	25,031
35,000	Western Union Co.	3.350	5/22/2019	35,639
				60,670
	COMPUTERS - 4.3%
50,000	Hewlett-Packard Co.	2.750	1/14/2019	50,514

	DIVERSIFIED FINANCIAL SERVICES - 2.2%
25,000	Synchrony Financial	3.000	8/15/2019	25,262

	ELECTRONICS - 2.1%
25,000	Kemet Corp.	10.500	5/1/2018	24,969

	HEALTHCARE-PRODUCTS - 2.2%
25,000	Boston Scientific Corp.	2.650	10/1/2018	25,292

	INVESTMENT COMPANIES - 8.7%
100,000	Prospect Capital Corp.	5.000	7/15/2019	101,875

	OFFICE/BUSINESS EQUIPMENT - 11.0%
125,000	Pitney Bowes, Inc.	4.750	5/15/2018	128,714

	OIL & GAS - 13.2%
150,000	Nabors Industries, Inc.	5.000	9/15/2020	153,938

	PRIVATE EQUITY - 3.7%
43,000	Icahn Enterprises LP	3.500	3/15/2017	43,000

	RETAIL - 4.3%
50,000	JC Penney, Inc.	5.650	6/1/2020	49,562

	SOFTWARE - 3.9%
45,000	Fiserv, Inc.	2.700	6/1/2020	45,220

	TELECOMMUNICATIONS - 6.7%
75,000	Sprint Communications, Inc.	8.375	8/15/2017	77,719

	TOTAL CORPORATE BONDS (Cost - $911,645)			916,395

	CONVERTIBLE BOND - 2.1%
	DIVERSIFIED FINANCIAL SERVICES - 2.1%
45,000	FXCM, Inc.	2.250	6/15/2018	24,831
	TOTAL CONVERTIBLE BOND (Cost - $32,850)			24,831

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST INSIDER INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

Shares		Value
	SHORT-TERM INVESTMENTS - 18.7%
218,173	Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class, 0.43% **	$218,173
	TOTAL SHORT-TERM INVESTMENTS (Cost - $218,173)	218,173

	TOTAL INVESTMENTS - 99.4% (Cost - $1,162,668) (a)	$1,159,399
	OTHER ASSETS LESS LIABILITIES - 0.6%	6,481
	NET ASSETS - 100.0%	$1,165,880

LP - Limited Partnership

**	Rate shown represents the rate at December 31, 2016, is subject to change and resets daily.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $1,163,047 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$7,103
Unrealized depreciation:	(10,752)
Net unrealized depreciation:	$(3,649)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MAP GLOBAL BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2016

Shares		Value
	COMMON STOCK - 57.3%
	AEROSPACE/DEFENSE - 0.5%
17,000	Kratos Defense & Security Solutions,Inc. *	$125,800

	AGRICULTURE - 5.2%
4,100	Bunge Ltd.	296,184
13,600	Imperial Tobacco Group PLC - ADR	592,280
14,000	Swedish Match AB	446,602
		1,335,066
	BEVERAGES - 4.9%
112,500	C&C Group PLC	471,671
5,200	Diageo PLC - ADR	540,488
153,649	Marston’s PLC	258,205
		1,270,364
	CLOSED-END FUNDS - 1.0%
23,500	Central Fund of Canada Ltd.	265,315

	DIVERSIFIED FINANCIAL SERVICES - 1.7%
37,010	JSE Ltd.	444,580

	ENVIRONMENTAL CONTROL - 2.4%
14,271	Tetra Tech, Inc.	615,794

	FOOD - 5.8%
7,800	Campbell Soup Co.	471,666
8,050	Nestle SA - ADR	577,507
11,564	Snyder’s-Lance, Inc.	443,364
		1,492,537
	HEALTHCARE PRODUCTS - 1.4%
330,000	Asaleo Care Ltd.	353,651

	HOUSEHOLD PRODUCT/WARES - 1.1%
17,000	Reckitt Benckiser Group PLC - ADR	285,600

	INTERNET - 1.4%
15,000	Symantec Corp.	358,350

	INVESTMENT COMPANIES - 1.9%
7,357	Pargesa Holding SA	479,922

	MEDIA - 2.3%
13,000	Discovery Communications, Inc. *	348,140
12,800	Vivendi SA	243,757
		591,897
	OIL & GAS - 2.6%
6,900	BP PLC - ADR	257,922
4,500	Exxon Mobil Corp.	406,170
		664,092
	PHARMACEUTICALS - 7.3%
6,300	Johnson& Johnson	725,823
8,525	Novartis AG - ADR	620,961
13,500	Sanofi - ADR	545,940
		1,892,724
	RETAIL - 6.7%
13,800	Bob Evans Farms, Inc.	734,298
74,400	Wendy’s Co. +	1,005,888
		1,740,186

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MAP GLOBAL BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

Shares		Value
	COMMON STOCK - 57.3% (Continued)
	SEMICONDUCTORS - 1.9%
22,000	Micron Technology, Inc.* +	$482,240

	SOFTWARE - 1.8%
7,400	Microsoft Corp. +	459,836

	TELECOMMUNICATIONS - 7.4%
20,400	Cisco Systems, Inc.	616,488
37,500	Orange SA - ADR +	567,750
29,890	Vodafone Group PLC - ADR	730,213
		1,914,451

	TOTAL COMMON STOCK (Cost - $13,648,881)	14,772,405

Principal		Coupon Rate (%)	Maturity
	CORPORATE BONDS - 34.3%
	AEROSPACE/DEFENSE - 1.2%
$300,000	Embraer Overseas Ltd.	6.375	1/24/2017	300,450

	AIRLINES - 2.3%
191,000	American Airlines Group, Inc.	6.125	6/1/2018	198,879
367,000	United Continental Holdings, Inc.	6.375	6/1/2018	383,515
				582,394
	BEVERAGES - 1.1%
289,000	Constellation Brands, Inc.	7.250	5/15/2017	294,780

	CHEMICALS - 0.4%
110,000	CF Industries, Inc.	6.875	5/1/2018	115,790

	COMPUTERS - 2.6%
426,000	EMC Corp.	1.875	6/1/2018	421,278
250,000	Unisys Corp.	6.250	8/15/2017	252,812
				674,090
	DIVERSIFIED FINANCIAL SERVICES - 3.9%
419,000	Aircastle Ltd.	6.750	4/15/2017	423,190
220,000	Ally Financial, Inc.	5.500	2/15/2017	220,825
146,000	CIT Group, Inc.	5.000	5/15/2017	147,643
206,000	International Lease Finance Corp.	8.750	3/15/2017	208,833
				1,000,491
	FOOD - 0.7%
100,000	Dean Holding Co.	6.900	10/15/2017	102,600
85,000	Safeway,Inc.	6.350	8/15/2017	86,275
				188,875
	IRON/STEEL - 2.6%
302,000	Commercial Metals Co.	6.500	7/15/2017	308,040
360,000	United States Steel Corp.	7.000	2/1/2018	372,600
				680,640
	MACHINERY DIVERSIFIED - 0.4%
92,000	CNH Industrial Capital LLC	3.625	4/15/2018	93,150

	MEDIA - 1.5%
375,000	Cablevision Systems Corp.	8.625	9/15/2017	390,000

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MAP GLOBAL BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 34.3% (Continued)
	MINING - 3.7%
$492,000	Freeport-McMoRan, Inc.	2.150	3/1/2017	$488,925
289,000	Freeport-McMoRan, Inc.	2.300	11/14/2017	286,832
175,000	TeckResources Ltd.	3.150	1/15/2017	174,953
				950,710
	OIL & GAS - 6.8%
550,000	Noble Holding International Ltd.	2.500	3/15/2017	547,938
805,000	Rowan Cos., Inc.	5.000	9/1/2017	817,075
375,000	Southwestern Energy Co.	7.500	2/1/2018	390,000
				1,755,013
	OIL & GAS SERVICES - 0.9%
239,000	CGG SA	7.750	5/15/2017	224,660

	PACKAGING & CONTAINERS - 0.8%
200,000	Greif, Inc.	6.750	3/1/2017	200,500

	PIPELINES - 0.5%
125,000	Kinder Morgan, Inc.	7.000	6/15/2017	127,900

	REITS - 1.0%
250,000	iStar, Inc.	5.850	3/15/2017	251,125

	RETAIL - 3.1%
562,000	JC Penney Corp., Inc.	7.950	4/1/2017	569,025
225,000	JC Penney Corp., Inc.	5.750	2/15/2018	230,062
				799,087
	TELECOMMUNICATIONS - 0.8%
205,000	Sprint Communications, Inc.	8.375	8/15/2017	212,687

	TOTAL CORPORATE BONDS (Cost - $8,854,937)			8,842,342

Shares
	SHORT-TERM INVESTMENTS - 8.6%
2,226,033	Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class, 0.43% **	2,226,033
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,226,033)	2,226,033

	TOTAL INVESTMENTS - 100.2% (Cost - $24,729,851)(b)	$25,840,780
	CALL OPTIONS WRITTEN - (0.8)% (Premiums Received - $51,533) (b)	(211,685)
	OTHER ASSETSLESS LIABILITIES - 0.6%	153,430
	NET ASSETS - 100.0%	$25,782,524

Contracts (a)		Expiration Date - Exercise Price	Value
	CALL OPTIONS WRITTEN - (0.8)% (a)
110	Kratos Defense & Security Solutions,Inc.	05/19/2017-$7.50	$10,725
220	Micron Technology, Inc.	01/20/2017-$15.00	152,460
50	Microsoft Corp.	01/20/2017-$52.50	48,500
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $51,533)(b)		$211,685

*	Non-income producing security.

**	Rate shown represents the rate at December 31, 2016, is subject to change and resets daily .

+	All or a portion of this security is segregated as collateral for and is subject to call options written.

ADR - American Depositary Receipt

PCL - Public Company Limited

LLC - Limited Liability Company

(a)	Each contract is equivalent to 100 shares of the underlying common stock.

(b)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including call options written, is $24,695,794 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,812,687
Unrealized depreciation:	(879,386)
Net unrealized appreciation:	$933,301

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/PRINCETON FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2016

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 12.3%
	AIRLINES - 2.2%
$250,000	Air Canada 2015-1 Class C Pass Through Trust #	5.000	3/15/2020	$248,750
500,000	VistaJet Malta Finance PLC #	7.750	6/1/2020	345,000
				593,750
	COMMERCIAL SERVICES - 1.2%
375,000	Cenveo Corp. #	6.000	8/1/2019	334,688

	DIVERSIFIED FINANCIAL SERVICES - 0.5%
250,000	Transworld Systems, Inc. #	9.500	8/15/2021	153,750

	FOOD - 1.9%
500,000	Land O’ Lakes, Inc. #	8.000	12/29/2049	510,000

	HEALTHCARE-PRODUCTS - 1.0%
250,000	Kinetic Concept / KCI USA, Inc. #	9.625	10/1/2021	264,375

	IRON/STEEL - 0.1%
490,000	Essar Steel Algoma, Inc. #	9.500	11/15/2019	39,200

	MEDIA - 2.2%
500,000	Ziggo Bond Finance BV #	6.000	1/15/2027	485,000

	OIL & GAS SERVICES - 0.9%
250,000	McDermott International, Inc. #	8.000	5/1/2021	252,500

	SEMICONDUCTORS - 1.8%
500,000	Micron Technology, Inc. #	5.250	1/15/2024	497,500

	TRANSPORTATION - 0.9%
250,000	Navios South American Logistics, Inc. #	7.250	5/1/2022	236,250

	TOTAL CORPORATE BONDS (Cost - $4,060,813)			3,367,013

	COLLATERALIZED LOAN OBLIGATIONS - 10.4%
500,000	Arrowpoint CLO 2014-3 Ltd. #	8.230 *	10/15/2026	485,000
750,000	Barings Clo Ltd 2016-III #	8.140 *	1/15/2028	726,225
500,000	KKR Clo 16 Ltd. #	8.161 *	1/20/2029	479,990
500,000	OFSI Fund V Ltd. #	6.130 *	4/17/2025	441,250
250,000	TRU 2016-1 Trust 2016-TOYS #	8.954 *	11/15/2030	250,947
500,000	Wellfleet CLO 2015-1 Ltd. #	6.876 *	10/20/2027	466,475
	TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost - $2,836,874)			2,849,887

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/PRINCETON FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

Principal		Coupon Rate (%)		Maturity	Value
	BANK LOANS - 69.3%
	ADVERTISING - 2.5%
$249,361	Affinion Group, Inc.	6.750	*	4/30/2018	$248,737
487,500	Checkout Holding Corp. (Catalina Marketing)	4.500	*	4/9/2021	426,563
					675,300
	AEROSPACE/DEFENSE - 3.7%
500,000	DigitalGlobe	3.500	*	12/22/2023	504,375
498,747	TransDigm, Inc.	3.750	*	6/30/2023	504,545
					1,008,920
	AUTO PARTS & EQUIPMENT - 1.8%
493,687	Federal-Mogul Holdings Corp.	4.750	*	4/15/2021	489,984

	CHEMICALS - 1.5%
397,208	Avantor Performance Materials Holdings, Inc.	6.000	*	6/21/2022	405,152

	COMMERCIAL SERVICES - 4.0%
720,938	Novitex Acquisition LLC	8.000	*	7/7/2020	693,902
488,750	Onsite Rental Group	5.500	*	7/30/2021	387,334
					1,081,236
	COMPUTERS - 2.2%
249,076	Harland Clarke Holdings (Valassis)	7.000	*	5/22/2018	250,010
337,448	Harland Clarke Holdings (Valassis)	7.000	*	12/31/2019	340,021
					590,031
	CONSTRUCTION & ENGINEERING SERVICES - 1.9%
500,000	Quikrete Holdings, Inc.	4.000	*	7/31/2023	505,730

	CONSUMER PRODUCTS - 1.8%
500,000	Wilsonart LLC	4.500	*	12/15/2023	505,155

	ELECTRIC - 3.6%
456,522	Lightstone Generation	6.500	*	12/15/2023	462,988
43,478	Lightstone Generation	6.000	*	12/15/2023	44,094
486,263	Lonestar Generation LLC	5.250	*	2/22/2021	464,382
					971,464
	ENTERTAINMENT - 1.8%
486,281	NEP/NCP HoldCo, Inc.	4.250	*	1/22/2020	489,321

	ENVIRONMENT - 1.8%
500,000	Advanced Disposal Services	3.500	*	11/10/2023	505,105

	FOOD - 2.8%
744,272	Albertson’s LLC	3.770	*	8/23/2021	754,119

	HEALTH-CARE SERVICES - 4.9%
248,116	Community Health Systems, Inc.	4.000	*	1/27/2021	241,034
613,683	Drumm Investors LLC	9.500	*	5/4/2018	602,176
498,750	Surgical Care Affiliates	3.750	*	3/17/2022	500,311
					1,343,521
	INSURANCE - 0.9%
250,000	New Asurion	10.000	*	8/10/2021	258,125

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/PRINCETON FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

Principal		Coupon Rate (%)		Maturity	Value
	BANK LOANS - 69.3% (Continued)
	IRON/STEEL - 1.3%
$988,759	Essar Steel Algoma, Inc. ^	0.000		8/7/2019	$350,184

	MACHINERY-DIVERSIFIED - 1.7%
479,976	Gardner Denver, Inc.	4.250	*	7/30/2020	475,940

	MEDIA - 1.8%
500,000	RCN Grande	3.750	*	12/9/2023	504,200

	OIL & GAS - 0.9%
162,495	Connacher Oil and Gas ^	9.000		8/31/2018	143,808
339,091	Connacher Oil and Gas ^	9.000		5/23/2018	67,818
51,613	Energy & Exploration Partners	5.000	*	5/13/2022	28,387
25	Energy & Exploration Partners	5.000	*	5/13/2022	10,688
					250,701
	PRIVATE EQUITY - 3.7%
497,500	GTCR Valor Cos., Inc.	7.000	*	6/16/2023	494,080
500,000	Inventiv Health	4.750		9/29/2023	505,268
					999,348
	RETAIL - 5.2%
498,629	Michaels Stores	3.750		1/28/2023	505,136
486,150	Neiman Marcus	4.250	*	10/25/2020	424,044
498,734	Petsmart	4.000	*	3/11/2022	500,831
					1,430,011
	SOFTWARE - 9.0%
497,341	BMC Software	5.000	*	9/10/2020	497,809
500,000	Dell Software	7.000		9/27/2022	507,503
446,918	First Data Corp.	3.584		3/24/2021	452,659
500,000	Rackspace Hosting	4.500		11/30/2023	507,240
497,500	Solarwinds Holdings, Inc.	5.500	*	2/1/2023	504,475
					2,469,686
	TECHNOLOGY - 1.8%
500,000	Riverbed Technology, Inc.	5.000	*	4/27/2022	504,305

	TELECOMMUNICATIONS - 4.8%
358,506	Avaya, Inc.	6.250	*	5/29/2020	312,798
500,000	Consolidated Communications, Inc.	4.000	*	9/29/2023	503,930
498,750	Windstream Services LLC	4.750		3/21/2013	503,583
					1,320,311
	TRANSPORTATION - 3.9%
474,611	Travelport Finance (Luxembourg) S.A.R.L.	5.000	*	9/2/2021	480,100
574,937	YRC Worldwide, Inc.	8.000	*	2/13/2019	571,464
					1,051,564

	TOTAL BANK LOANS (Cost - $20,060,705)				18,939,413

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/PRINCETON FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

Shares		Value
	MUTUAL FUND - 5.1%
	DEBT FUND - 5.1%
60,000	PowerShares Senior Loan Portfolio	$1,401,600
	TOTAL MUTUAL FUND (Cost - $1,402,553)	1,401,600

	SHORT-TERM INVESTMENTS - 11.2%
3,068,278	Fidelity Institutional Money Market Portfolio, Class I, 0.43% **	3,068,278
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,068,278)	3,068,278

	TOTAL INVESTMENTS - 108.3% (Cost - $31,429,223) (a)	$29,626,191
	LIABILITIES LESS OTHER ASSETS - (8.3)%	(2,288,806)
	NET ASSETS - 100.0%	$27,337,385

*	Floating Rate, rate shown represents the rate at December 31, 2016.

**	Rate shown represents the rate at December 31, 2016, is subject to change and resets daily.

^	Represents issuer in default on interest payments; non-income producing security

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2016, these securities amounted to $6,216,900 or 22.74% of net assets.

LLC - Limited Liability Company.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $31,429,223 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$316,989
Unrealized depreciation:	(2,120,021)
Net unrealized depreciation:	$(1,803,032)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/PRINCETON UNCONSTRAINED HEDGED INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2016

Shares		Value
	EXCHANGE TRADED FUNDS - 34.6%
	DEBT FUNDS - 17.1%
500	iShares JP Morgan USD Emerging Markets Bond ETF	$55,110
8,750	PowerShares Senior Loan Portfolio	204,400
300	ProShares UltraShort 20+ Year Treasury *	12,246
		271,756
	EQUITY FUNDS - 17.5%
3,500	ProShares Short Russell2000 *	171,360
2,000	VanEck Vectors Gold Miners ETF	41,840
7,500	VelocityShares VIX Short Term ETN *	64,650
		277,850

	TOTAL EXCHANGE TRADED FUNDS (Cost - $566,824)	549,606

Principal		Coupon Rate (%)	Maturity
	CORPORATE BONDS - 39.0%
	AIRLINES - 3.3%
$75,000	VistaJet Malta Finance PLC #	7.750	6/1/2020	51,750

	COMMERCIAL SERVICES - 2.9%
52,000	Cenveo Corp. #	6.000	8/1/2019	46,410

	DIVERSIFIED FINANCIAL SERVICES - 3.4%
30,000	Enova International, Inc.	9.750	6/1/2021	29,925
25,000	NewStar Financial, Inc.	7.250	5/1/2020	24,875
				54,800
	ENVIRONMENTAL CONTROL - 3.2%
50,000	Tervita Escrow Corp. #	7.625	12/1/2021	51,000

	FOOD - 1.6%
30,000	BI-LO LLC / BI-LO Finance Corp. #	9.250	2/15/2019	25,425

	HEALTHCARE-SERVICES - 3.3%
50,000	Envision Healthre Corp. #	6.250	12/1/2024	52,750

	IRON/STEEL - 0.1%
25,000	Essar Steel Algoma, Inc. # +	9.500	11/15/2019	2,000

	MEDIA - 4.1%
50,000	iHeartCommunications, Inc.	10.625	3/15/2023	37,750
30,000	Radio One, Inc. #	9.250	2/15/2020	27,225
				64,975
	MINING - 3.3%
50,000	Hudbay Minerals, Inc. #	7.250	1/15/2023	51,750

	OIL & GAS - 3.1%
25,000	Sunoco LP / Sunoco Finance Corp.	5.500	8/1/2020	25,500
25,000	Ultra Petroleum Corp. # +	6.125	10/1/2024	23,500
				49,000
	OIL & GAS - SERVICES - 3.2%
50,000	McDermott International, Inc. #	8.000	5/1/2021	50,500

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/PRINCETON UNCONSTRAINED HEDGED INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 39.0% (Continued)
	RETAIL - 6.8%
$50,000	Men’s Wearhouse, Inc.	7.000	7/1/2022	$49,000
25,000	Neiman Marcus Group LTD LLC #	8.000	10/15/2021	18,563
43,000	Ruby Tuesday, Inc.	7.625	5/15/2020	40,850
				108,413
	TELECOMMUNICATIONS - 0.7%
25,000	Avaya, Inc. #	10.500	3/1/2021	10,750

	TOTAL CORPORATE BONDS (Cost - $647,209)			619,523

	COMMERCIAL MBS - 2.2%
50,000	GS Mortgage Securities Trust 2016-GS3 #	2.620	10/10/2049	35,416
	TOTAL COMMERCIAL MBS (Cost - $35,641)			35,416

	SHORT-TERM INVESTMENTS - 3.5%
55,027	Fidelity Institutional Money Market Portfolio, Class I, 0.43% **			55,027
	TOTAL SHORT-TERM INVESTMENTS (Cost - $55,027)			55,027

	TOTAL INVESTMENTS - 79.3% (Cost - $1,304,701) (a)			$1,259,572
	OTHER ASSETS LESS LIABILITIES - 20.7%			329,197
	NET ASSETS - 100.0%			$1,588,769

*	Non-income producing security.

**	Rate shown represents the rate at December 31, 2016, is subject to change and resets daily.

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2016, these securities amounted to $447,039 or 28.14% of net assets.

+	Represents an issuer in default on interest payments. Non-income producing.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Liability Company.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $1,303,858 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$21,487
Unrealized depreciation:	(65,773)
Net unrealized depreciation:	$(44,286)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/SMH HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2016

Principal		Coupon Rate (%)	Maturity	Value
	CONVERTIBLE BONDS - 11.6%
	BIOTECHNOLOGY - 3.4%
$1,820,000	PDL BioPharma, Inc.	2.7500	12/1/2021	$1,461,688

	ELECTRONICS - 3.0%
1,850,000	Fluidigm Corp.	2.7500	2/1/2034	1,277,656

	INVESTMENT COMPANIES - 2.3%
990,000	Prospect Capital Corp.	5.3750	10/15/2017	1,004,850

	REITS - 2.9%
153,000	Apollo Commercial Real Estate Finance, Inc.	5.5000	3/15/2019	160,076
1,064,000	Colony Capital Inc	5.0000	4/15/2023	1,087,940
				1,248,016
	SEMICONDUCTORS - 0.0%
8,669,000	Energy Conversion Devices, Inc. ^+#			—

	TOTAL CONVERTIBLE BONDS - (Cost - $7,833,537)			4,992,210

	CORPORATE BONDS - 70.3%
	AUTO PARTS & EQUIPMENT - 4.5%
1,950,000	Titan International, Inc.	6.8750	10/1/2020	1,908,563

	COMMERCIAL SERVICES - 4.5%
2,120,000	Rent-A-Center, Inc.	6.6250	11/15/2020	1,939,800

	DIVERSIFIED FINANCIAL SERVICES - 6.6%
3,388,000	Community Choice Financial, Inc.	10.7500	5/1/2019	2,812,040

	ELECTRIC - 2.2%
1,114,000	GenOn Americas Generation LLC	8.5000	10/1/2021	930,190

	ELECTRICAL COMPONENTS & EQUIPMENT - 3.2%
1,412,000	General Cable Corp.	5.7500	10/1/2022	1,369,640

	HOME BUILDERS - 8.4%
1,583,000	AV Homes, Inc.	8.5000	7/1/2019	1,634,447
1,950,000	Beazer Homes USA, Inc.	7.2500	2/1/2023	1,979,250
				3,613,697
	MINING - 6.0%
631,000	Coeur Mining, Inc.	7.8750	2/1/2021	654,663
1,890,000	Hecla Mining Co.	6.8750	5/1/2021	1,932,525
3,363,568	MolyCorp., Inc.	10.0000	6/1/2020	336
				2,587,524
	OIL & GAS - 6.1%
1,431,000	Northern Oil and Gas, Inc.	8.0000	6/1/2020	1,187,730
1,862,000	Transocean, Inc.	6.8000	3/15/2038	1,443,050
				2,630,780

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/SMH HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 70.3% (Continued)
	OIL & GAS SERVICES - 6.0%
$1,441,000	Era Group, Inc.	7.7500	12/15/2022	$1,296,900
1,355,000	PHI, Inc.	5.2500	3/15/2019	1,273,700
				2,570,600
	PRIVATE EQUITY - 3.4%
1,474,000	Icahn Enterprises Finance Corp.	5.8750	2/1/2022	1,462,945

	REITS - 3.5%
1,505,000	The GEO Group, Inc.	5.8750	1/15/2022	1,523,813

	RETAIL - 4.1%
320,000	EZCorp., Inc.	2.1250	6/15/2019	308,400
1,549,000	Ruby Tuesday, Inc.	7.6250	5/15/2020	1,471,550
				1,779,950
	SEMICONDUCTORS - 4.7%
1,017,000	Advanced Micro Devices, Inc.	7.5000	8/15/2022	1,100,902
913,000	Amkor Technology, Inc.	6.3750	10/1/2022	951,802
				2,052,704
	TELECOMMUNICATIONS - 7.0%
997,000	EarthLink Holdings Corp.	7.3750	6/1/2020	1,051,835
1,796,000	Sprint Capital Corp.	8.7500	3/15/2032	1,975,600
				3,027,435

	TOTAL CORPORATE BONDS (Cost - $32,162,386)			30,209,681

Shares
	SHORT-TERM INVESTMENTS - 19.0%
8,184,405	Fidelity Institutional Money Market Portfolio, Class I, 0.39% *	8,184,405
	TOTAL SHORT-TERM INVESTMENTS (Cost - $8,184,405)	8,184,405

	TOTAL INVESTMENTS - 100.9% (Cost - $48,180,328) (a)	$43,386,296
	LIABILITIES LESS OTHER ASSETS - (0.9)%	(380,203)
	NET ASSETS - 100.0%	$43,006,093

LLC - Limited Liability Company

*	Rate shown represents the rate at December 31, 2016, is subject to change and resets daily.

^	The security is illiquid; total illiquid securities represent 0.00% of net assets.

+	Represents issuer in default on interest payments; non-income producing security.

#	The value of this security has been determined in good faith under policies of the Board of Trustees.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $48,190,608 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$2,012,158
Unrealized depreciation:	(6,816,470)
Net unrealized depreciation:	$(4,804,312)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2016

Shares		Value
	COMMON STOCK - 44.8%
	DIVERSIFIED FINANCIAL SERVICES - 0.1%
505	PJT Partners,Inc.	$15,594

	INVESTMENT COMPANIES - 32.6%
65,172	American Capital Ltd. *	1,167,882
115,463	Apollo Investment Corp.	676,613
19,263	Compass Diversified Holdings	344,808
204,033	Fifth Street Finance Corp.	1,095,657
19,956	Oaktree Capital Group LLC	748,350
116,675	Pennant Park Investment Corp.	893,731
126,900	Prospect Capital Corp.	1,059,615
55,200	Solar Capital Ltd.	1,149,264
		7,135,920
	PRIVATE EQUITY - 12.1%
68,900	Apollo Global Management LLC - Cl. A	1,333,904
20,211	Blackstone Group LP	546,303
51,000	KKR& Co. LP - Miscellaneous	784,890
		2,665,097

	TOTAL COMMON STOCK (Cost - $12,377,002)	9,816,611

	EXCHANGE TRADED FUNDS - 4.3%
	EQUITY FUND - 4.3%
22,175	iShares Mortgage Real Estate Capped ETF	932,681
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,114,959)	932,681

Principal		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS - 7.1%
	BIOTECHNOLOGY - 4.1%
$1,115,000	PDL BioPharma, Inc.	2.7500	12/1/2021	895,484

	ELECTRONICS - 3.0%
953,000	Fluidigm Corp.	2.7500	2/1/2034	658,166

	SEMICONDUCTORS - 0.0%
5,543,000	Energy Conversion Devices, Inc. ^+#			—

	TOTAL CONVERTIBLE BONDS (Cost - $3,432,952)			1,553,650

	CORPORATE BONDS - 33.7%
	AUTO PARTS & EQUIPMENT - 5.4%
1,209,000	Titan International, Inc.	6.8750	10/1/2020	1,183,309

	DIVERSIFIED FINANCIAL SERVICES - 5.1%
1,355,000	Community Choice Financial, Inc.	10.7500	5/1/2019	1,124,650

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 33.7% (Continued)
	HOME BUILDERS - 3.1%
$661,000	Beazer Homes USA,Inc.	7.2500	2/1/2023	$670,915

	LODGING - 4.5%
966,223	Caesars Entertainment Operating Co., Inc.	11.2500	6/1/2017	983,132

	MINING - 0.0%
2,386,180	Molycorp, Inc.	10.0000	6/1/2020	239

	OIL & GAS - 3.4%
953,000	Transocean, Inc.	6.8000	3/15/2038	738,575

	RETAIL - 2.8%
650,000	Ruby Tuesday, Inc.	7.6250	5/15/2020	617,500

	SEMICONDUCTORS - 3.2%
641,000	Advanced Micro Devices,Inc.	7.5000	8/15/2022	693,882

	TELECOMMUNICATIONS - 6.2%
1,233,000	Sprint Capital Corp.	8.7500	3/15/2032	1,356,300

	TOTAL CORPORATE BONDS (Cost - $8,971,578)			7,368,502

Shares
	SHORT-TERM INVESTMENTS - 9.8%
2,144,911	Fidelity Institutional Money Market Portfolio, Class I, 0.39% **			2,144,911
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,144,911)			2,144,911

	TOTAL INVESTMENTS - 99.7% (Cost - $28,041,402)(a)			$21,816,355
	OTHER ASSETS LESS LIABILITIES - 0.3%			74,192
	NET ASSETS - 100.0%			$21,890,547

ETF - Exchange Traded Fund

LLC - Limited Liability Company

LP - Limited Partnership

*	Non-income producing security.

**	Rate shown represents the rate at December 31, 2016, is subject to change and resets daily.

^	The security is illiquid; total illiquid securities represent 0.00% of net assets.

+	Represents issuer in default on interest payments; non income - producing security.

#	The value of this security has been determined in good faith under policies of the Board of Trustees.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $28,098,239 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,301,739
Unrealized depreciation:	(7,583,623)
Net unrealized depreciation:	$(6,281,884)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS(Unaudited)
December 31, 2016

Principal		Coupon Rate (%)		Maturity	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 86.4%
	FEDERAL HOME LOAN MORTGAGE ASSOCIATION - 58.3%
$1,687,781	Freddie Mac Gold Pool	3.500		5/1/2046	$1,729,684
365,994	Freddie Mac Gold Pool	4.000		1/1/2047	384,747
1,862	Freddie Mac REMICS	7.033	*	1/15/2029	324
281,806	Freddie Mac REMICS	12.559	*	12/15/2032	24,834
80,716	Freddie Mac REMICS	12.866	*	9/15/2034	1,482
462,891	Freddie Mac REMICS	5.883	*	4/15/2036	245,087
19,174	Freddie Mac REMICS	5.813	*	9/15/2036	258,798
1,423	Freddie Mac REMICS	5.333	*	7/15/2039	74,483
1,382,303	Freddie Mac REMICS	6.033	*	9/15/2039	4,990
1,284,642	Freddie Mac REMICS	5.833	*	12/15/2039	42,640
35,089	Freddie Mac REMICS	4.000		8/15/2040	11,528
127,113	Freddie Mac Strips	7.000		4/1/2027	28,844
					2,807,441
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 21.2%
113,001	Fannie Mae Interest Strip	7.500		7/25/2022	16,358
62,073	Fannie Mae Interest Strip	8.000		7/25/2024	12,393
83,372	Fannie Mae Interest Strip	8.500		10/25/2025	20,640
706,992	Fannie Mae Interest Strip	5.000	*	8/25/2035	142,170
27,044	Fannie Mae Interest Strip	7.500	*	9/25/2037	7,050
116,596	Fannie Mae Interest Strip	4.500		11/25/2039	22,251
266,000	Fannie Mae Interest Strip	4.500		11/25/2039	53,607
35,431	Fannie Mae Interest Strip	5.000		3/25/2041	7,786
172,727	Fannie Mae Pool	3.500		6/1/2042	178,105
217,172	Fannie Mae REMICS	7.244	*	9/25/2023	32,134
620,349	Fannie Mae REMICS	3.000		2/25/2033	88,915
264,769	Fannie Mae REMICS	7.494	*	6/25/2033	64,739
409,225	Fannie Mae REMICS	6.844	*	4/25/2034	93,615
8,032	Fannie Mae REMICS	12.728	*	7/25/2034	10,440
766,843	Fannie Mae REMICS	6.394	*	7/25/2037	155,445
410,213	Fannie Mae REMICS	5.114	*	8/25/2037	68,625
69,835	Fannie Mae REMICS	4.500	*	12/25/2041	15,089
174,598	Fannie Mae REMICS	5.404	*	10/25/2042	31,110
					1,020,472
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 6.9%
13,028	Government National Mortgage Association	23.832	*	11/16/2024	17,928
58,240	Government National Mortgage Association	8.245	*	4/20/2034	61,754
6,627	Government National Mortgage Association	8.261	*	4/20/2034	6,719
731,999	Government National Mortgage Association	0.620	*	7/20/2035	13,471
51,753	Government National Mortgage Association	5.000		3/20/2039	4,340
1,095,289	Government National Mortgage Association	4.000		4/20/2042	225,299
					329,511

	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost - $4,142,157)				4,157,424

	PRIVATE COLLATERALIZED MORTGAGE OBLIGATION - 0.2%
7,375	ML Trust XLIV	9.000		8/20/2020	7,716
	TOTAL PRIVATE COLLATERALIZED MORTGAGE OBLIGATION (Cost - $7,374)				7,716

Shares
	SHORT-TERM INVESTMENTS - 22.2%
1,069,925	Fidelity Institutional Money Market Portfolio, Class I, 0.43% **	1,069,925
	TOTAL SHORT-TERM INVESTMENTS(Cost - $1,069,925)	1,069,925

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS(Unaudited) (Continued)
December 31, 2016

Value

TOTAL INVESTMENTS - 108.8% (Cost - $5,219,456)(a)	$5,235,065
LIABILITIES LESS OTHER ASSETS - (8.8)%	(422,554)
NET ASSETS - 100.0%	$4,812,511

*	Floating or variable rate security; rate shown represents the rate at December 31, 2016.

**	Rate shown represents the rate at December 31, 2016, is subject to change and resets daily .

REMICS - Real Estate Mortgage Investment Conduit.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, excluding futures, is$5,219,456 and differs from value by net unrealized appreciation(depreciation) of securities as follows:

Unrealized appreciation:	$96,077
Unrealized depreciation:	(80,468)
Net unrealized appreciation:	$15,609

		Underlying Face		Unrealized
(Short) Contracts		Amount at Value($)	Maturity	Gain/ (Loss)
	OPEN SHORT FUTURES CONTRACT - 0.2%
(4)	90-Day Euro$ Future	983,600	March 2018	$(925)
(4)	90-Day Euro$ Future	982,400	June 2018	(850)
(4)	90-Day Euro$ Future	981,250	September 2018	(850)
(4)	90-Day Euro$ Future	980,000	December 2018	500
(3)	90-Day Euro$ Future	734,325	March 2019	900
(3)	90-Day Euro$ Future	733,688	June 2019	938
(3)	90-Day Euro$ Future	733,163	September 2019	925
(3)	90-Day Euro$ Future	732,563	December 2019	3,585
(3)	90-Day Euro$ Future	732,188	March 2020	3,610
(3)	90-Day Euro$ Future	731,775	June 2020	3,622
(3)	90-Day Euro$ Future	731,438	September 2020	3,597
(3)	90-Day Euro$ Future	730,988	December 2020	(1,012)
(15)	US 10-Year Note (CBT)	3,728,430	March 2017	(5,024)
	Net Unrealized Gain From Open Short Futures Contracts			$9,016

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited)
December 31, 2016

		Catalyst/MAP	Catalyst/Princeton	Catalyst/Princeton
	Catalyst Insider	Global Balanced	Floating Rate	Unconstrained
	Income Fund	Fund	Income Fund	Hedged Income Fund
ASSETS:
Investment in Securities, at Cost	$1,162,668	$24,729,851	$31,429,223	$1,304,701
Investment in Securities, at Value	$1,159,399	$25,840,780	$29,626,191	$1,259,572
Receivable for securities sold	—	—	546,676	114,866
Receivable for Fund shares sold	—	10,235	492	305,492
Dividends and interest receivable	11,579	215,574	189,167	11,583
Due from Manager	4,096	—	—	3,360
Prepaid expenses and other assets	7,603	27,520	22,925	6,464
Total Assets	1,182,677	26,094,109	30,385,451	1,701,337

LIABILITIES:
Options written (premiums received $0, $51,533, $0, $0)	—	211,685	—	—
Management fees payable	—	17,493	13,153	—
Payable for securities purchased	—	—	2,940,000	107,011
Payable for Fund shares redeemed	—	40,663	64,750	94
Administration fees payable	545	1,412	1,194	481
Trustee fee payable	2,152	2,162	2,152	2,148
Compliance Officer fees payable	22	18	201	252
Accrued 12b-1 fees	1,797	21,083	3,449	36
Accrued expenses and other liabilities	12,281	17,069	23,167	2,546
Total Liabilities	16,797	311,585	3,048,066	112,568

Net Assets	$1,165,880	$25,782,524	$27,337,385	$1,588,769

NET ASSETS CONSIST OF:
Paid in capital	$1,207,101	$24,968,847	$35,390,225	$1,652,093
Undistributed net investment income (loss)	224	691	(9,293)	(822)
Accumulated net realized loss on investments, options purchased, options written and futures	(38,176)	(134,249)	(6,240,515)	(17,373)
Net unrealized appreciation (depreciation) on investments, options purchased, options written and futures	(3,269)	947,235	(1,803,032)	(45,129)
Net Assets	$1,165,880	$25,782,524	$27,337,385	$1,588,769

Class A
Net Assets	$872,469	$15,288,767	$9,571,627	$38,135
Shares of beneficial interest outstanding (a)	93,879	1,349,390	1,023,224	4,014
Net asset value per share	$9.29	$11.33	$9.35	$9.50
Maximum offering price per share (b)	$9.75	$12.02	$9.82	$9.97
Minimum redemption price per share (c)	$9.20	$11.22	$9.26	$9.41

Class C
Net Assets	$86,670	$6,829,776	$6,231,867	$708,443
Shares of beneficial interest outstanding (a)	9,337	606,874	668,030	74,768
Net asset value, offering price and redemption price per share	$9.28	$11.25	$9.33	$9.48

Class I
Net Assets	$206,741	$3,663,981	$11,533,891	$842,191
Shares of beneficial interest outstanding (a)	22,243	323,013	1,233,414	88,847
Net asset value, offering price and redemption price per share	$9.29	$11.34	$9.35	$9.48

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 4.75% imposed on purchases of Class A shares for each Fund, excluding the Catalyst/MAP Global Balanced Fund which imposes 5.75%

(c)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charges (“CDSC”) on shares redeemed within two years of purchases.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited) (Continued)
December 31, 2016

		Catalyst/SMH	Catalyst/Stone
	Catalyst/SMH	Total Return	Beach Income
	High Income Fund	Income Fund	Opportunity Fund
ASSETS:
Investment in Securities, at Cost	$48,180,328	$28,041,402	$5,219,456
Investment in Securities, at Value	$43,386,296	$21,816,355	$5,235,065
Receivable for Fund shares sold	38,478	4,225	—
Dividends and interest receivable	644,632	239,849	31,260
Futures unrealized appreciation	—	—	17,677
Due from Manager	—	—	1,708
Deposits with Broker	—	—	35,642
Prepaid expenses and other assets	30,251	21,524	2,929
Total Assets	44,099,657	22,081,953	5,324,281

LIABILITIES:
Management fees payable	32,160	14,314	—
Futures unrealized depreciation	—	—	8,661
Payable for securities purchased	—	—	382,407
Payable for Fund shares redeemed	1,025,389	129,847	96,738
Administration fees payable	1,530	1,118	4,206
Trustee fee payable	1,311	1,413	2,134
Compliance Officer fees payable	162	28	2,418
Accrued 12b-1 fees	16,337	25,387	193
Accrued expenses and other liabilities	16,675	19,299	15,013
Total Liabilities	1,093,564	191,406	511,770

Net Assets	$43,006,093	$21,890,547	$4,812,511

NET ASSETS CONSIST OF:
Paid in capital	$76,784,002	$45,100,424	$4,910,034
Undistributed net investment income (loss)	(18,173)	324,689	$(107,518)
Accumulated net realized gain (loss) on investments, options written, futures and foreign currency transactions	(28,965,704)	(17,309,519)	$(14,630)
Net unrealized appreciation (depreciation) on investments, options written, futures and foreign currency translations	(4,794,032)	(6,225,047)	$24,625
Net Assets	$43,006,093	$21,890,547	$4,812,511

Class A
Net Assets	$22,848,252	$6,100,875	$698,843
Shares of beneficial interest outstanding (a)	5,976,030	1,435,694	72,042
Net asset value per share	$3.82	$4.25	$9.70
Maximum offering price per share (b)	$4.01	$4.51	$10.18
Minimum redemption price per share (c)	$3.78	$4.21	$9.60

Class C
Net Assets	$13,104,825	$8,971,612	$234,253
Shares of beneficial interest outstanding (a)	3,425,509	2,111,891	24,185
Net asset value, offering price and redemption price per share	$3.83	$4.25	$9.69

Class I
Net Assets	$7,053,016	$6,818,060	$3,879,415
Shares of beneficial interest outstanding (a)	1,846,426	1,607,379	400,100
Net asset value, offering price and redemption price per share	$3.82	$4.24	$9.70

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 4.75% imposed on purchases of Class A shares for each Fund excluding the Catalyst/SMH Total Return Fund which impose a 5.75%.

(c)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charges (“CDSC”) on shares redeemed within two years of purchases.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Operations (Unaudited)
For the Period Ended December 31, 2016

		Catalyst/MAP	Catalyst/Princeton	Catalyst/Princeton
	Catalyst Insider	Global Balanced	Floating Rate	Unconstrained Hedged
	Income Fund	Fund	Income Fund	Income Fund
Investment Income:
Dividend Income	$—	$155,913	$2,800	$1,663
Interest Income	15,421	163,165	529,131	25,778
Foreign tax withheld	—	(4,634)	—	—
Total Investment Income	15,421	314,444	531,931	27,441

Operating Expenses:
Investment management fees	5,139	120,151	102,458	5,097
12b-1 Fees:
Class A	952	16,899	8,459	145
Class C	318	36,921	27,605	1,459
Administration fees	1,485	6,228	6,959	1,382
MFund Services fees	2,649	5,525	5,085	2,623
Registration fees	3,360	12,458	15,862	953
Networking fees	109	10,564	8,498	662
Audit fees	7,183	7,437	7,185	7,184
Custody fees	3,215	2,163	2,423	2,420
Printing expense	755	2,018	4,011	755
Compliance officer fees	2,697	4,445	4,359	4,158
Trustees’ fees	3,798	3,798	3,798	3,780
Legal fees	2,281	2,285	3,286	2,282
Insurance expense	2	165	190	7
Miscellaneous expense	1,514	1,696	1,504	1,513
Total Operating Expenses	35,457	232,753	201,682	34,420
Less: Expenses waived/reimbursed by Manager	(28,884)	(23,383)	(52,522)	(27,471)
Net Operating Expenses	6,573	209,370	149,160	6,949

Net Investment Income	8,848	105,074	382,771	20,492

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	2,872	(137,318)	(1,000,538)	(13,425)
Options written	—	6,473	—	—
Foreign currency transactions	—	(1,365)	—	—
Net realized gain (loss)	2,872	(132,210)	(1,000,538)	(13,425)

Net change in unrealized appreciation (depreciation) on:
Investments	12,826	569,899	2,120,070	56,526
Options written	—	(171,578)	—	—
Foreign currency translations	—	(2,953)	—	—
Net change in unrealized appreciation (depreciation)	12,826	395,368	2,120,070	56,526

Net Realized and Unrealized Gain on Investments	15,698	263,158	1,119,532	43,101

Net Increase in Net Assets Resulting From Operations	$24,546	$368,232	$1,502,303	$63,593

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Operations (Unaudited) (Continued)
For the Period Ended December 31, 2016

		Catalyst/SMH	Catalyst/Stone
	Catalyst/SMH	Total Return	Beach Income
	High Income Fund	Income Fund	Opportunity Fund
Investment Income:
Dividend Income	$—	$514,415	$—
Interest Income	1,507,675	367,735	90,886
Total Investment Income	1,507,675	882,150	90,886

Operating Expenses:
Investment management fees	188,297	105,116	26,733
12b-1 fees:
Class A	24,697	6,860	221
Class C	64,580	45,042	1,187
Administration fees	7,682	4,068	8,264
MFund Services fees	7,228	5,149	3,056
Registration fees	11,546	15,128	2,325
Networking fees	8,584	6,571	916
Audit fees	7,185	7,185	7,323
Custody fees	2,465	2,465	4,139
Printing expense	4,036	7,603	755
Compliance officer fees	4,546	4,145	5,674
Trustees’ fees	3,798	3,800	3,780
Legal fees	2,538	2,539	2,276
Insurance expense	67	10	42
Miscellaneous expense	1,609	1,513	1,645
Total Operating Expenses	338,858	217,194	68,336
Less: Expenses waived/reimbursed by Manager	(22,993)	(28,525)	(39,104)
Net Operating Expenses	315,865	188,669	29,232

Net Investment Income	1,191,810	693,481	61,654

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	(3,749,149)	(319,372)	11,212
Options purchased	—	—	(9,835)
Futures	—	—	62,548
Net realized gain (loss) from:	(3,749,149)	(319,372)	63,925

Net change in unrealized appreciation (depreciation) on:
Investments	7,297,761	2,696,681	(134,523)
Futures	—	—	12,000
Net change in unrealized appreciation (depreciation)	7,297,761	2,696,681	(122,523)

Net Realized and Unrealized Gain (Loss) on Investments	3,548,612	2,377,309	(58,598)

Net Increase in Net Assets Resulting From Operations	$4,740,422	$3,070,790	$3,056

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets

			Catalyst/MAP Global		Catalyst/Princeton Floating
	Catalyst Insider Income Fund		Balanced Fund		Rate Income Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2016	June 30, 2016	December 31, 2016	June 30, 2016	December 31, 2016	June 30, 2016
Operations:	(Unaudited)		(Unaudited)		(Unaudited)
Net investment income	$8,848	$18,431	$105,074	$226,543	$382,771	$1,768,898
Net realized gain (loss) on investments	2,872	(11,776)	(132,210)	564,543	(1,000,538)	(3,133,153)
Net change in unrealized appreciation (depreciation) on investments	12,826	(32,695)	395,368	(621,281)	2,120,070	(3,027,308)
Net increase (decrease) in net assets resulting from operations	24,546	(26,040)	368,232	169,805	1,502,303	(4,391,563)

Distributions to Shareholders from:
Net investment income
Class A	(6,553)	(10,520)	(72,860)	(167,032)	(138,552)	(729,426)
Class C	(331)	(1,991)	(12,342)	(40,993)	(87,738)	(221,602)
Class I	(1,876)	(5,784)	(20,573)	(19,078)	(165,774)	(862,222)
Net realized gains
Class A	—	—	(307,696)	(47,291)	—	—
Class C	—	—	(141,187)	(18,285)	—	—
Class I	—	—	(71,728)	(619)	—	—
Return of capital
Class A	—	—	—	—	—	(139,597)
Class C	—	—	—	—	—	(96,381)
Class I	—	—	—	—	—	(98,007)

Total distributions to shareholders	(8,760)	(18,295)	(626,386)	(293,298)	(392,064)	(2,147,235)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	686,526	299,896	4,114,726	3,119,158	4,542,931	2,022,350
Class C	60,000	174,868	1,332,410	4,014,880	1,614,185	2,048,475
Class I	24,935	40,620	1,535,847	2,380,407	7,975,087	2,309,955
Reinvestment of distributions
Class A	4,478	10,011	345,437	186,180	98,873	624,732
Class C	175	1,981	128,392	47,545	73,071	266,629
Class I	1,019	3,458	79,163	15,787	154,123	894,230
Cost of shares redeemed
Class A	(214,974)	(313,925)	(1,915,058)	(4,531,200)	(1,710,220)	(18,805,495)
Class C	(65,248)	(107,532)	(1,409,943)	(1,394,631)	(1,062,116)	(3,198,495)
Class I	(30,459)	(159,106)	(400,084)	(59,363)	(1,279,219)	(27,484,899)
Capital Contribution (Note 3)
Class A	—	—	—	—	—	37,934
Class C	—	—	—	—	—	31,966
Class I	—	—	—	—	—	26,385

Net increase (decrease) in net assets from share transactions of beneficial interest	466,452	(49,729)	3,810,890	3,778,763	10,406,715	(41,226,233)

Total Increase (Decrease) in Net Assets	482,238	(94,064)	3,552,736	3,655,270	11,516,954	(47,765,031)

Net Assets:
Beginning of year/period	683,642	777,706	22,229,788	18,574,518	15,820,431	63,585,462
End of year/period*	$1,165,880	$683,642	$25,782,524	$22,229,788	$27,337,385	$15,820,431
* Includes undistributed net investment income (loss) at end of year/period of:	$224	$136	$691	$416	$(9,293)	$—

Share Activity:
Class A
Shares Sold	74,386	32,112	355,784	275,871	489,766	209,030
Shares Reinvested	485	1,098	30,478	16,562	10,727	67,014
Shares Redeemed	(23,223)	(34,027)	(166,556)	(399,886)	(185,646)	(2,044,635)
Net increase (decrease) in shares of Beneficial interest	51,648	(817)	219,706	(107,453)	314,847	(1,768,591)

Class C
Shares Sold	6,514	18,564	116,879	356,660	177,358	224,364
Shares Reinvested	19	218	11,424	4,247	7,961	29,197
Shares Redeemed	(7,062)	(11,979)	(124,034)	(123,983)	(116,539)	(343,247)
Net increase in shares of Beneficial interest	(529)	6,803	4,269	236,924	68,780	(89,686)

Class I
Shares Sold	2,705	4,358	133,941	207,358	872,782	240,609
Shares Reinvested	110	377	6,971	1,395	16,714	94,475
Shares Redeemed	(3,302)	(16,964)	(34,925)	(5,285)	(139,630)	(2,986,314)
Net increase (decrease) in shares of Beneficial interest	(487)	(12,229)	105,987	203,468	749,866	(2,651,230)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst/Princeton Unconstrained
	Hedged Income Fund		Catalyst/SMH High Income Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2016	June 30, 2016	December 31, 2016	June 30, 2016
Operations:	(Unaudited)		(Unaudited)
Net investment income	$20,492	$37,914	$1,191,810	$2,273,314
Net realized gain (loss) on investments	(13,425)	10,255	(3,749,149)	(8,609,874)
Net change in unrealized appreciation (depreciation) on investments	56,526	(89,481)	7,297,761	3,327,376
Net increase (decrease) in net assets resulting from operations	63,593	(41,312)	4,740,422	(3,009,184)

Distributions to Shareholders from:
Net investment income
Class A	(2,490)	(20,928)	(653,894)	(1,117,526)
Class C	(7,789)	(4,523)	(377,679)	(932,979)
Class I	(11,427)	(12,232)	(178,410)	(222,809)
Net realized gains
Class A	—	(16,094)	—	—
Class C	—	(3,918)	—	—
Class I	—	(7,213)	—	—
Return of capital
Class A	—	—	—	(48,676)
Class C	—	—	—	(30,143)
Class I	—	—	—	(11,264)

Total distributions to shareholders	(21,706)	(64,908)	(1,209,983)	(2,363,397)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	60,435	110,341	9,220,996	6,059,722
Class C	640,759	32,349	10,432,945	7,005,711
Class I	551,056	28,728	8,257,876	2,099,692
Reinvestment of distributions
Class A	2,490	36,959	376,699	631,797
Class C	7,254	8,295	242,297	564,429
Class I	5,302	12,142	64,886	113,013
Cost of shares redeemed
Class A	(219,530)	(368,709)	(3,888,031)	(4,983,025)
Class C	(47,278)	(89,500)	(10,462,300)	(7,895,181)
Class I	(10,175)	(7,399)	(5,061,096)	(871,721)
Net increase (decrease) in net assets from	—	—	—	—
share transactions of beneficial interest	990,313	(236,794)	9,184,272	2,724,437

Total Increase (Decrease) in Net Assets	1,032,200	(343,014)	12,714,711	(2,648,144)

Net Assets:
Beginning of year/period	556,569	899,583	30,291,382	32,939,526
End of year/period*	$1,588,769	$556,569	$43,006,093	$30,291,382
* Includes undistributed net investment income (loss) at the end of year/period of:	$(822)	$392	$(18,173)	$—

Share Activity:
Class A
Shares Sold	6,563	11,454	2,511,690	1,829,256
Shares Reinvested	269	4,309	101,983	195,417
Shares Redeemed	(23,651)	(43,377)	(1,051,863)	(1,523,991)
Net increase (decrease) in shares of Beneficial interest	(16,819)	(27,614)	1,561,810	500,682

Class C
Shares Sold	68,516	3,411	2,850,425	2,151,836
Shares Reinvested	773	965	65,667	175,349
Shares Redeemed	(5,097)	(10,079)	(2,858,522)	(2,346,579)
Net increase (decrease) in shares of Beneficial interest	64,192	(5,703)	57,570	(19,394)

Class I
Shares Sold	58,559	3,321	2,221,515	660,429
Shares Reinvested	569	1,414	17,538	35,349
Shares Redeemed	(1,089)	(758)	(1,375,567)	(254,638)
Net increase in shares of Beneficial interest	58,039	3,977	863,486	441,140

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst/SMH Total		Catalyst/Stone Beach
	Return Income Fund		Income Opportunity Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2016	June 30, 2016	December 31, 2016	June 30, 2016
Operations:	(Unaudited)		(Unaudited)
Net investment income	$693,481	$1,423,453	$61,654	$101,097
Net realized gain (loss) on investments	(319,372)	(6,460,341)	63,925	(181,553)
Net change in unrealized appreciation (depreciation) on investments	2,696,681	1,666,065	(122,523)	137,303
Net increase (decrease) in net assets resulting from operations	3,070,790	(3,370,823)	3,056	56,847

Distributions to Shareholders from:
Net investment income
Class A	(158,559)	(389,286)	(3,472)	(5,227)
Class C	(221,555)	(558,341)	(2,854)	(2,843)
Class I	(193,405)	(395,597)	(63,266)	(75,457)
Return of capital
Class A	—	(66,104)	—	(610)
Class C	—	(107,039)	—	(665)
Class I	—	(83,104)	—	(21,340)

Total distributions to shareholders	(573,519)	(1,599,471)	(69,592)	(106,142)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	2,417,884	794,478	578,023	119,981
Class C	156,424	686,732	258,841	241,981
Class I	388,929	1,042,410	573,161	2,604,109
Reinvestment of distributions
Class A	68,844	203,953	3,099	5,247
Class C	180,511	525,320	2,854	3,483
Class I	56,741	137,537	55,128	91,190
Cost of shares redeemed
Class A	(1,657,572)	(3,447,748)	(9,582)	(359,994)
Class C	(882,033)	(3,712,133)	(229,756)	(78,223)
Class I	(223,621)	(1,456,752)	(904,456)	(349,842)
Net increase (decrease) in net assets from share transactions of beneficial interest	506,107	(5,226,203)	327,312	2,277,932

Total Increase (Decrease) in Net Assets	3,003,378	(10,196,497)	260,776	2,228,637

Net Assets:
Beginning of year/period	18,887,169	29,083,666	4,551,735	2,323,098
End of year/period*	$21,890,547	$18,887,169	$4,812,511	$4,551,735
* Includes undistributed net investment income (loss) at end of year/period of:	$324,689	$204,727	$(107,518)	$(99,580)

Share Activity:
Class A
Shares Sold	579,315	223,598	59,319	11,916
Shares Reinvested	16,685	56,070	319	532
Shares Redeemed	(403,555)	(935,031)	(983)	(35,885)
Net increase (decrease) in shares of Beneficial interest	192,445	(655,363)	58,655	(23,437)

Class C
Shares Sold	37,707	182,216	26,575	24,417
Shares Reinvested	43,814	145,975	294	355
Shares Redeemed	(214,300)	(949,573)	(23,689)	(7,906)
Net increase (decrease) in shares of Beneficial interest	(132,779)	(621,382)	3,180	16,866

Class I
Shares Sold	94,816	291,355	58,519	265,169
Shares Reinvested	13,779	38,267	5,674	9,290
Shares Redeemed	(54,850)	(381,045)	(92,313)	(35,478)
Net increase (decrease) in shares of Beneficial interest	53,745	(51,423)	(28,120)	238,981

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	December 31, 2016		June 30, 2016	June 30, 2015
	(Unaudited)
Net asset value, beginning of period	$9.14		$9.59	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.08		0.21	0.18
Net realized and unrealized gain (loss) on investments	0.15		(0.45)	(0.42)
Total from investment operations	0.23		(0.24)	(0.24)

LESS DISTRIBUTIONS:
From net investment income	(0.08)		(0.21)	(0.17)
Total distributions	(0.08)		(0.21)	(0.17)

Net asset value, end of period	$9.29		$9.14	$9.59

Total return (C)	2.48	% (D)	(2.47)%	(2.32	)% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$872		$386	$413
Ratios to average net assets
Expenses, before waiver and reimbursement	6.78	% (E)	7.88%	14.20	% (E)
Expenses, net waiver and reimbursement	1.27	% (E)	1.45%	1.45	% (E)
Net investment (loss), before waiver and reimbursement	(3.77	)% (E)	(4.13)%	(10.73	)% (E)
Net investment income, net waiver and reimbursement	1.74	% (E)	2.34%	2.02	% (E)
Portfolio turnover rate	11	% (D)	52%	58	% (D)

	Class C (A)
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	December 31, 2016		June 30, 2016	June 30, 2015
	(Unaudited)
Net asset value, beginning of period	$9.14		$9.59	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.04		0.15	0.10
Net realized and unrealized gain (loss) on investments	0.15		(0.45)	(0.40)
Total from investment operations	0.19		(0.30)	(0.30)

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.15)	(0.11)
Total distributions	(0.05)		(0.15)	(0.11)

Net asset value, end of period	$9.28		$9.14	$9.59

Total return (C)	2.05	% (D)	(3.16)%	(2.94	)% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$87		$90	$29
Ratios to average net assets
Expenses, before waiver and reimbursement	7.53	% (E)	8.63%	14.95	% (E)
Expenses, net waiver and reimbursement	2.02	% (E)	2.20%	2.20	% (E)
Net investment loss, before waiver and reimbursement	(4.52	)% (E)	(4.79)%	(11.66	)% (E)
Net investment income, net waiver and reimbursement	0.99	% (E)	1.68%	1.09	% (E)
Portfolio turnover rate	11	% (D)	52%	58	% (D)

(A)	The Catalyst Insider Income Fund Class A, Class C and Class I shares commenced operations on July 29, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any.

Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I (A)
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	December 31, 2016		June 30, 2016	June 30, 2015
	(Unaudited)
Net asset value, beginning of period	$9.14		$9.59	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.09		0.23	0.19
Net realized and unrealized gain (loss) on investments	0.15		(0.45)	(0.40)
Total from investment operations	0.24		(0.22)	(0.21)

LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.23)	(0.20)
Total distributions	(0.09)		(0.23)	(0.20)

Net asset value, end of period	$9.29		$9.14	$9.59

Total return (C)	2.70	% (D)	(2.22)%	(2.10	)% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$207		$208	$335
Ratios to average net assets
Expenses, before waiver and reimbursement	6.58	% (E)	7.63%	13.95	% (E)
Expenses, net waiver and reimbursement	1.02	% (E)	1.20%	1.20	% (E)
Net investment (loss), before waiver and reimbursement	(4.02	)% (E)	(3.77)%	(10.58	)% (E)
Net investment income, net waiver and reimbursement	1.54	% (E)	2.55%	2.17	% (E)
Portfolio turnover rate	11	% (D)	52%	58	% (D)

(A)	The Catalyst Insider Income Fund Class A, Class C and Class I shares commenced operations on July 29, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any.

Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/MAP Global Balanced Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2016		June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012
	(Unaudited)
Net asset value, beginning of period	$11.42		$11.50	$12.09	$10.88	$10.14	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.06		0.16	0.17	0.16	0.22	0.15
Net realized and unrealized gain (loss) on investments	0.14		(0.05)	(0.25)	1.50	0.90	0.03
Total from investment operations	0.20		0.11	(0.08)	1.66	1.12	0.18

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.15)	(0.16)	(0.21)	(0.33)	(0.04)
From net realized gains on investments	(0.23)		(0.04)	(0.35)	(0.24)	(0.05)	—
Total distributions	(0.29)		(0.19)	(0.51)	(0.45)	(0.38)	(0.04)

Net asset value, end of period	$11.33		$11.42	$11.50	$12.09	$10.88	$10.14

Total return (C)	1.77	% (D)	1.00%	(0.57)%	15.51%	11.13%	1.83	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$15,289		$12,906	$14,233	$14,158	$9,626	$4,925
Ratios to average net assets
Expenses, before waiver and reimbursement (G)	1.74	% (E)	1.83%	1.76%	1.83%	1.98%	2.81	% (E)
Expenses, net waiver and reimbursement (G)	1.55	% (E)	1.55%	1.55%	1.55%	1.55%	1.55	% (E)
Net investment income, before waiver and reimbursement (G,H)	0.87	% (E)	1.09%	1.25%	1.07%	1.62%	0.32	% (E)
Net investment income, net waiver and reimbursement (G,H)	1.06	% (E)	1.38%	1.46%	1.36%	2.05%	1.58	% (E)
Portfolio turnover rate	28	% (D)	15%	48%	42%	53%	39	% (D)

	Class C (A)
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2016		June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012
	(Unaudited)
Net asset value, beginning of period	$11.36		$11.45	$12.04	$10.84	$10.09	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.02		0.08	0.07	0.07	0.14	0.11
Net realized and unrealized gain (loss) on investments	0.12		(0.06)	(0.22)	1.50	0.89	0.00	(F)
Total from investment operations	0.14		0.02	(0.15)	1.57	1.03	0.11

LESS DISTRIBUTIONS:
From net investment income	(0.02)		(0.07)	(0.09)	(0.13)	(0.23)	(0.02)
From net realized gains on investments	(0.23)		(0.04)	(0.35)	(0.24)	(0.05)	—
Total distributions	(0.25)		(0.11)	(0.44)	(0.37)	(0.28)	(0.02)

Net asset value, end of period	$11.25		$11.36	$11.45	$12.04	$10.84	$10.09

Total return (C)	1.35	% (D)	0.25%	(1.24)%	14.70%	10.27%	1.08	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$6,830		$6,843	$4,186	$4,616	$2,375	$1,786
Ratios to average net assets
Expenses, before waiver and reimbursement (G)	2.49	% (E)	2.58%	2.51%	2.58%	2.73%	3.56	% (E)
Expenses, net waiver and reimbursement (G)	2.30	% (E)	2.30%	2.30%	2.30%	2.30%	2.30	% (E)
Net investment income (loss), before waiver and reimbursement (G)(H)	0.12	% (E)	0.44%	0.43%	0.36%	0.87%	(0.43	)% (E)
Net investment income, net waiver and reimbursement (G)(H)	0.31	% (E)	0.71%	0.64%	0.64%	1.30%	0.83	% (E)
Portfolio turnover rate	28	% (D)	15%	48%	42%	53%	39	% (D)

(A)	Catalyst/MAP Global Balanced Fund Class A shares and Class C shares commenced operations on July 29, 2011.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Represents an amount less than $0.01 per share.

(G)	Does not include expenses of the underlying investment companies in which the Fund invests.

(H)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/MAP Global Balanced Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I (A)
	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	December 31, 2016		June 30, 2016	June 30, 2015	June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$11.43		$11.51	$12.09	$12.13

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.09		0.27	0.22	0.01
Net realized and unrealized gain (loss) on investments	0.12		(0.13)	(0.26)	0.05
Total from investment operations	0.21		0.14	(0.04)	0.06

LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.18)	(0.19)	(0.10)
From net realized gains on investments	(0.23)		(0.04)	(0.35)	—
Total distributions	(0.30)		(0.22)	(0.54)	(0.10)

Net asset value, end of period	$11.34		$11.43	$11.51	$12.09

Total return (C)	1.95	% (D)	1.25%	(0.24)%	0.51	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$3,664		$2,481	$156	$121
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	1.49	% (E)	1.58%	1.51%	1.66	% (E)
Expenses, net waiver and reimbursement (F)	1.25	% (E)	1.25%	1.25%	1.25	% (E)
Net investment income, before waiver and reimbursement (F)(G)	1.15	% (E)	2.14%	1.59%	1.35	% (E)
Net investment income, net waiver and reimbursement (F)(G)	1.39	% (E)	2.32%	1.85%	1.76	% (E)
Portfolio turnover rate	28	% (D)	15%	48%	42	% (D)

(A)	Catalyst/MAP Global Balanced Fund Class I shares commenced operations on June 6, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Princeton Floating Rate Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)
	For the		For the		For the	For the		For the
	Six Months Ended		Year Ended		Year Ended	Year Ended		Period Ended
	December 31, 2016		June 30, 2016		June 30, 2015	June 30, 2014		June 30, 2013
	(Unaudited)
Net asset value, beginning of period	$8.84		$10.10		$10.63	$10.19		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.16		0.45		0.53	0.45		0.21
Net realized and unrealized gain (loss) on investments	0.53		(1.12)		(0.53)	0.40		0.15	(F)
Total from investment operations	0.69		(0.67)		0.00	0.85		0.36

LESS DISTRIBUTIONS:
From net investment income	(0.18)		(0.41)		(0.52)	(0.41)		(0.17)
From net realized gains on investments	—		—		(0.01)	(0.00	) (G)	—
From return of capital	—		(0.18)		—	—		—
Total distributions	(0.18)		(0.59)		(0.53)	(0.41)		(0.17)

Net asset value, end of period	$9.35		$8.84		$10.10	$10.63		$10.19

Total return (C)	6.55	% (D)	(6.62)%		0.11%	8.53%		3.59	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$9,571		$6,264		$25,008	$31,621		$225
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (H,J)	1.88	% (E)	1.77%		1.59%	1.65%		3.23	% (E)
Expenses, net waiver and reimbursement (H,J)	1.35	% (E)	1.48%		1.45%	1.40%		0.65	% (E)
Net investment income, before waiver and reimbursement (H,I)	2.89	% (E)	4.45%		5.01%	4.01%		1.27	% (E)
Net investment income, net waiver and reimbursement (H,I)	3.42	% (E)	4.74%		5.12%	4.25%		3.85	% (E)
Portfolio turnover rate	68	% (D)	44%		102%	92%		90	% (D)

	Class C (A)
	For the		For the		For the	For the		For the
	Six Months Ended		Year Ended		Year Ended	Year Ended		Period Ended
	December 31, 2016		June 30, 2016		June 30, 2015	June 30, 2014		June 30, 2013
	(Unaudited)
Net asset value, beginning of period	$8.82		$10.07		$10.60	$10.19		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.13		0.31		0.45	0.36		0.15
Net realized and unrealized gain (loss) on investments	0.53		(1.05)		(0.52)	0.40		0.18	(F)
Total from investment operations	0.66		(0.74)		(0.07)	0.76		0.33
From paid in capital
LESS DISTRIBUTIONS:
From net investment income	(0.15)		(0.35)		(0.45)	(0.35)		(0.14)
From net realized gains on investments	—		—		(0.01)	(0.00	) (G)	—
From return of capital	—		(0.16)		—	—		—
Total distributions	(0.15)		(0.51)		(0.46)	(0.35)		(0.14)

Net asset value, end of period	$9.33		$8.82		$10.07	$10.60		$10.19

Total return (C)	6.29	% (D)	(7.24	)% (L)	(0.64)%	7.56%		3.25	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$6,232		$5,284		$6,938	$8,874		$46
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (H,K)	2.64	% (E)	2.54%		2.34%	2.42%		3.98	% (E)
Expenses, net waiver and reimbursement (H,K)	2.10	% (E)	2.22%		2.20%	2.17%		1.40	% (E)
Net investment income, before waiver and reimbursement (H,I)	2.25	% (E)	3.00%		4.21%	3.25%		0.52	% (E)
Net investment income, net waiver and reimbursement (H,I)	2.78	% (E)	3.31%		4.34%	3.45%		3.10	% (E)
Portfolio turnover rate	68	% (D)	44%		102%	92%		90	% (D)

(A)	The Catalyst/Princeton Floating Rate Income Fund Class A, Class C and Class I shares commenced operations on December 31, 2012.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the period ended June 30, 2013, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(G)	Represents an amount less than $0.01 per share.

(H)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(I)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(J)	Ratios to average net assets (excluding interest expense)
	Expenses, before waiver and reimbursement	1.88	% (E)	1.70%	1.59%	1.65%	3.23	% (E)
	Expenses, net waiver and reimbursement	1.35	% (E)	1.41%	1.45%	1.40%	0.65	% (E)

(K)	Ratios to average net assets (excluding interest expense)
	Expenses, before waiver and reimbursement	2.63	% (E)	2.46%	2.34%	2.42%	3.98	% (E)
	Expenses, net waiver and reimbursement	2.10	% (E)	2.15%	2.20%	2.17%	1.40	% (E)

(L)	Includes increase from payments made by affiliated parties of 0.53% for the A shares and 0.53% for the C shares related to the pricing errors reimbursement. Without these transactions, total return would have been (6.62)% for the A shares and (7.24)% for the C shares.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Princeton Floating Rate Income Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I (A)
	For the		For the		For the	For the		For the
	Six Months Ended		Year Ended		Year Ended	Year Ended		Period Ended
	December 31, 2016		June 30, 2016		June 30, 2015	June 30, 2014		June 30, 2013
	(Unaudited)
Net asset value, beginning of period	$8.84		$10.09		$10.63	$10.19		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.21		0.50		0.55	0.47		0.21
Net realized and unrealized gain (loss) on investments	0.49		(1.13)		(0.53)	0.40		0.16	(F)
Total from investment operations	0.70		(0.63)		0.02	0.87		0.37

LESS DISTRIBUTIONS:
From net investment income	(0.19)		(0.43)		(0.55)	(0.43)		(0.18)
From net realized gains on investments	—		—		(0.01)	(0.00	) (G)	—
From return of capital	—		(0.19)		—	—		—
Total distributions	(0.19)		(0.62)		(0.56)	(0.43)		(0.18)

Net asset value, end of period	$9.35		$8.84		$10.09	$10.63		$10.19

Total return (C)	6.80	% (D)	(6.27	)% (K)	0.27%	8.76%		3.71	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$11,534		$4,272		$31,640	$30,817		$6,689
Ratios to average net assets
Expenses, before waiver and reimbursement (H,J)	1.59	% (E)	1.47%		1.34%	1.35%		2.98	% (E)
Expenses, net waiver and reimbursement (H,J)	1.10	% (E)	1.22%		1.20%	1.10%		0.40	% (E)
Net investment income, before waiver and reimbursement (H,I)	4.13	% (E)	4.94%		5.24%	4.14%		1.52	% (E)
Net investment income, net waiver and reimbursement (H,I)	4.61	% (E)	5.19%		5.38%	4.48%		4.10	% (E)
Portfolio turnover rate	68	% (D)	44%		102%	92%		90	% (D)

(A)	The Catalyst/Princeton Floating Rate Income Fund Class A, Class C and Class I shares commenced operations on December 31, 2012.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the period ended June 30, 2014, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(G)	Represents an amount less than $0.01 per share.

(H)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(I)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(J)	Ratios to average net assets (excluding dividend and interest expense)
	Expenses, before waiver and reimbursement	1.59	% (E)	1.41%	1.34%	1.35%	2.98	% (E)
	Expenses, net waiver and reimbursement	1.10	% (E)	1.16%	1.20%	1.10%	0.40	% (E)

(K)	Includes increase from payments made by affiliated parties of 0.64% related to the pricing errors reimbursement. Without these transactions, total return would have been (6.91)%.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Princeton Unconstrained Hedged Income Fund
Financial Highlights

For a Share Outstanding Throughout The Period

	Class A (A)
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	December 31, 2016		June 30, 2016	June 30, 2015
	(Unaudited)
Net asset value, beginning of period	$8.95		$9.83	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.25		0.41	0.22
Net realized and unrealized gain (loss) on investments	0.54		(0.60)	(0.21	) (F)
Total from investment operations	0.79		(0.19)	0.01

LESS DISTRIBUTIONS:
From net investment income	(0.24)		(0.42)	(0.18)
From net realized gains on investments	—		(0.27)	—
Total distributions	(0.24)		(0.69)	(0.18)

Net asset value, end of period	$9.50		$8.95	$9.83

Total return (C)	8.87	% (D)	(1.32)%	0.08	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$38		$186	$476
Ratios to average net assets
Expenses, before waiver and reimbursement (G)	9.51	% (E)	8.51%	18.83	% (E)
Expenses, net waiver and reimbursement (G)	1.55	% (E)	1.55%	1.55	% (E)
Net investment (loss), before waiver and reimbursement (G,H)	(2.60	)% (E)	(2.40)%	(13.81	)% (E)
Net investment income, net waiver and reimbursement (G,H)	5.36	% (E)	4.66%	3.47	% (E)
Portfolio turnover rate	285	% (D)	484%	460	% (D)

	Class C (A)
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	December 31, 2016		June 30, 2016	June 30, 2015
	(Unaudited)
Net asset value, beginning of period	$8.95		$9.82	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.20		0.35	0.15
Net realized and unrealized gain (loss) on investments	0.54		(0.59)	(0.20	) (F)
Total from investment operations	0.74		(0.24)	(0.05)

LESS DISTRIBUTIONS:
From net investment income	(0.21)		(0.36)	(0.13)
From net realized gains on investments	—		(0.27)	—
Total distributions	(0.21)		(0.63)	(0.13)

Net asset value, end of period	$9.48		$8.95	$9.82

Total return (C)	8.37	% (D)	(2.08)%	(0.45	)% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$708		$95	$160
Ratios to average net assets
Expenses, before waiver and reimbursement (G)	8.35	% (E)	9.26%	19.58	% (E)
Expenses, net waiver and reimbursement (G)	2.30	% (E)	2.30%	2.30	% (E)
Net investment (loss), before waiver and reimbursement (G,H)	(1.85	)% (E)	(2.90)%	(14.83	)% (E)
Net investment income, net waiver and reimbursement (G,H)	4.20	% (E)	3.93%	2.45	% (E)
Portfolio turnover rate	285	% (D)	484%	460	% (D)

(A)	The Catalyst/Princeton Unconstrained Hedged Income Fund Class A, Class C and Class I shares commenced operations on November 7, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain in the Statement of Operations for the period ended June 30, 2015, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(G)	Does not include expenses of the underlying investment companies in which the Fund invests.

(H)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Princeton Unconstrained Hedged Income Fund
Financial Highlights

For a Share Outstanding Throughout The Period

	Class I (A)
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	December 31, 2016		June 30, 2016	June 30, 2015
	(Unaudited)
Net asset value, beginning of period	$8.94		$9.82	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.26		0.45	0.21
Net realized and unrealized gain (loss) on investments	0.53		(0.61)	(0.20	) (F)
Total from investment operations	0.79		(0.16)	0.01

LESS DISTRIBUTIONS:
From net investment income	(0.25)		(0.45)	(0.19)
From net realized gains on investments	—		(0.27)	—
Total distributions	(0.25)		(0.72)	(0.19)

Net asset value, end of period	$9.48		$8.94	$9.82

Total return (C)	8.94	% (D)	(1.05)%	0.11	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$842		$275	$264
Ratios to average net assets
Expenses, before waiver and reimbursement (G)	8.12	% (E)	8.26%	18.58	% (E)
Expenses, net waiver and reimbursement (G)	1.30	% (E)	1.30%	1.30	% (E)
Net investment (loss), before waiver and reimbursement (G,H)	(1.34	)% (E)	(1.79)%	(14.01	)% (E)
Net investment income, net waiver and reimbursement (G,H)	5.48	% (E)	5.06%	3.26	% (E)
Portfolio turnover rate	285	% (D)	484%	460	% (D)

(A)	The Catalyst/Princeton Unconstrained Hedged Income Fund Class A, Class C and Class I shares commenced operations on November 7, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain in the Statement of Operations for the period ended June 30, 2015, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(G)	Does not include expenses of the underlying investment companies in which the Fund invests.

(H)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/SMH High Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A
	For the		For the		For the		For the	For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2016		June 30, 2016		June 30, 2015		June 30, 2014	June 30, 2013	June 30, 2012
	(Unaudited)
Net asset value, beginning of period	$3.45		$4.20		$5.66		$6.20	$6.48	$7.11

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.12		0.31		0.35		0.40	0.40	0.52
Net realized and unrealized gain (loss) on investments	0.37		(0.74)		(1.43)		(0.27)	(0.13)	(0.29)
Total from investment operations	0.49		(0.43)		(1.08)		0.13	0.27	0.23

LESS DISTRIBUTIONS:
From net investment income	(0.12)		(0.31)		(0.36)		(0.42)	(0.40)	(0.53)
From net realized gains on investments	—		—		—		(0.25)	(0.15)	(0.33)
From Return on Capital	—		(0.01)		(0.02)		—	—	—
Total distributions	(0.12)		(0.32)		(0.38)		(0.67)	(0.55)	(0.86)

Net asset value, end of period	$3.82		$3.45		$4.20		$5.66	$6.20	$6.48

Total return (B)	14.33	% (D)	(9.27	)% (C)	(19.76	)% (C)	2.31%	4.16%	4.02%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$22,848		$15,250		$16,435		$36,845	$67,154	$100,536
Ratios to average net assets
Expenses, before waiver and reimbursement	1.57	% (E)	1.76%		1.57%		1.53%	1.47%	1.46%
Expenses, net waiver and reimbursement	1.45	% (E)	1.45%		1.45%		1.45%	1.45%	1.45%
Net investment income, before waiver and reimbursement	6.43	% (E)	9.10%		6.80%		6.56%	6.19%	7.87%
Net investment income, net waiver and reimbursement	6.56	% (E)	9.40%		6.93%		6.64%	6.21%	7.88%
Portfolio turnover rate	26	% (D)	26%		42%		63%	54%	33%

	Class C
	For the		For the		For the		For the	For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2016		June 30, 2016		June 30, 2015		June 30, 2014	June 30, 2013	June 30, 2012
	(Unaudited)
Net asset value, beginning of period	$3.46		$4.20		$5.66		$6.20	$6.48	$7.11
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.11		0.28		0.30		0.35	0.35	0.47
Net realized and unrealized gain (loss) on investments	0.36		(0.72)		(1.42)		(0.26)	(0.13)	(0.28)
Total from investment operations	0.47		(0.44)		(1.12)		0.09	0.22	0.19
LESS DISTRIBUTIONS:
From net investment income	(0.10)		(0.29)		(0.32)		(0.38)	(0.35)	(0.49)
From net realized gains on investments	—		—		—		(0.25)	(0.15)	(0.33)
From paid in capital	—		(0.01)		(0.02)		—	—	—
Total distributions	(0.10)		(0.30)		(0.34)		(0.63)	(0.50)	(0.82)

Net asset value, end of period	$3.83		$3.46		$4.20		$5.66	$6.20	$6.48

Total return (B)	13.57	% (D)	(9.70	)% (C)	(20.36	)% (C)	1.54%	3.41%	3.27%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$13,105		$11,644		$14,228		$22,038	$29,260	$32,888
Ratios to average net assets
Expenses, before waiver and reimbursement	2.32	% (E)	2.51%		2.32%		2.28%	2.22%	2.21%
Expenses, net waiver and reimbursement	2.20	% (E)	2.20%		2.20%		2.20%	2.20%	2.20%
Net investment income, before waiver and reimbursement	5.64	% (E)	8.13%		5.97%		5.78%	5.44%	7.12%
Net investment income, net waiver and reimbursement	5.76	% (E)	8.44%		6.10%		5.86%	5.46%	7.13%
Portfolio turnover rate	26	% (D)	26%		42%		63%	54%	33%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any.

Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/SMH High Income Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I (A)
	For the		For the		For the		For the
	Six Months Ended		Year Ended		Year Ended		Period Ended
	December 31, 2016		June 30, 2016		June 30, 2015		June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$3.46		$4.20		$5.67		$6.22

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.13		0.32		0.36		0.40
Net realized and unrealized gain (loss) on investments	0.35		(0.73)		(1.44)		(0.26)
Total from investment operations	0.48		(0.41)		(1.08)		0.14

LESS DISTRIBUTIONS:
From net investment income	(0.12)		(0.32)		(0.37)		(0.44)
From net realized gains on investments	—		—		—		(0.25)
From paid in capital	—		(0.01)		(0.02)		—
Total distributions	(0.12)		(0.33)		(0.39)		(0.69)

Net asset value, end of period	$3.82		$3.46		$4.20		$5.67

Total return (C)	14.14	% (D)	(8.77	)% (F)	(19.70	)% (F)	2.43	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$7,053		$3,398		$2,276		$1,443
Ratios to average net assets
Expenses, before waiver and reimbursement	1.31	% (E)	1.51%		1.32%		1.28	% (E)
Expenses, net waiver and reimbursement	1.20	% (E)	1.20%		1.20%		1.20	% (E)
Net investment income, before waiver and reimbursement	6.66	% (E)	9.62%		7.40%		6.67	% (E)
Net investment income, net waiver and reimbursement	6.77	% (E)	9.92%		7.52%		6.75	% (E)
Portfolio turnover rate	26	% (D)	26%		42%		63	% (D)

(A)	The Catalyst/SMH High Income Fund Class I shares commenced operations on July 1, 2013.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not Annualized.

(E)	Annualized.

(F)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/SMH Total Return Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A
	For the		For the	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2016		June 30, 2016	June 30, 2015		June 30, 2014	June 30, 2013	June 30, 2012
	(Unaudited)
Net asset value, beginning of period	$3.75		$4.57	$6.15		$6.05	$5.59	$6.59

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.14		0.27	0.34		0.40	0.31	0.36
Net realized and unrealized gain (loss) on investments	0.48		(0.78)	(1.58)		0.07	0.46	(0.75)
Total from investment operations	0.62		(0.51)	(1.24)		0.47	0.77	(0.39)

LESS DISTRIBUTIONS:
From net investment income	(0.12)		(0.26)	(0.29)		(0.31)	(0.31)	(0.38)
From net realized gains on investments	—		—	—		—	—	(0.23)
From return of capital	—		(0.05)	(0.05)		(0.06)	—	—
Total distributions	(0.12)		(0.31)	(0.34)		(0.37)	(0.31)	(0.61)

Net asset value, end of period	$4.25		$3.75	$4.57		$6.15	$6.05	$5.59

Total return (B)	16.59	% (G)	(10.60)%	(20.68	)% (E)	7.92%	14.15%	(5.63)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$6,101		$4,660	$8,674		$22,722	$23,408	$33,969
Ratios to average net assets
Expenses, before waiver and reimbursement (C)	1.82	% (H)	1.91%	1.60%		1.59%	1.55%	1.55%
Expenses, net waiver and reimbursement (C)	1.55	% (H)	1.55%	1.55%		1.55%	1.55%	1.55%
Net investment income, before waiver and reimbursement (C,D)	6.61	% (H)	7.05%	6.12%		6.36%	5.32%	6.17%
Net investment income, net waiver and reimbursement (C,D)	6.88	% (H)	7.39%	6.17%		6.40%	5.32%	6.17%
Portfolio turnover rate	19	% (G)	4%	42%		72%	60%	39%

	Class C
	For the		For the	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2016		June 30, 2016	June 30, 2015		June 30, 2014	June 30, 2013	June 30, 2012
	(Unaudited)
Net asset value, beginning of period	$3.75		$4.57	$6.15		$6.04	$5.59	$6.58
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.12		0.25	0.30		0.35	0.27	0.32
Net realized and unrealized gain (loss) on investments	0.48		(0.79)	(1.58)		0.08	0.45	(0.74)
Total from investment operations	0.60		(0.54)	(1.28)		0.43	0.72	(0.42)
LESS DISTRIBUTIONS:
From net investment income	(0.10)		(0.23)	(0.25)		(0.26)	(0.27)	(0.34)
From net realized gains on investments	—		—	—		—	—	(0.23)
From return of capital	—		(0.05)	(0.05)		(0.06)	—	—
Total distributions	(0.10)		(0.28)	(0.30)		(0.32)	(0.27)	(0.57)

Net asset value, end of period	$4.25		$3.75	$4.57		$6.15	$6.04	$5.59

Total return (B)	16.16	% (G)	(11.29)%	(21.28	)% (E)	7.29%	13.12%	(6.18)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$8,972		$8,413	$13,088		$22,517	$22,077	$26,567
Ratios to average net assets
Expenses, before waiver and reimbursement (C)	2.57	% (H)	2.65%	2.35%		2.34%	2.30%	2.30%
Expenses, net waiver and reimbursement (C)	2.30	% (H)	2.30%	2.30%		2.30%	2.30%	2.30%
Net investment income, before waiver and reimbursement (C)(D)	5.78	% (H)	6.29%	5.45%		5.64%	4.57%	5.50%
Net investment income, net waiver and reimbursement (C)(D)	6.05	% (H)	6.64%	5.50%		5.67%	4.57%	5.50%
Portfolio turnover rate	19	% (G)	4%	42%		72%	60%	39%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(G)	Not annualized.

(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/SMH Total Return Income Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I (A)
	For the		For the	For the		For the
	Six Months Ended		Year Ended	Year Ended		Period Ended
	December 31, 2016		June 30, 2016	June 30, 2015		June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$3.74		$4.56	$6.14		$6.09

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.15		0.28	0.36		0.45
Net realized and unrealized gain (loss) on investments	0.47		(0.79)	(1.58)		(0.01	) (F)
Total from investment operations	0.62		(0.51)	(1.22)		0.44

LESS DISTRIBUTIONS:
From net investment income	(0.12)		(0.26)	(0.31)		(0.33)
From Return of capital	—		(0.05)	(0.05)		(0.06)
Total distributions	(0.12)		(0.31)	(0.36)		(0.39)

Net asset value, end of period	$4.24		$3.74	$4.56		$6.14

Total return (C)	16.76	% (D)	(10.40)%	(20.51	)% (I)	7.31	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$6,818		$5,813	$7,321		$1,602
Ratios to average net assets
Expenses, before waiver and reimbursement (G)	1.57	% (E)	1.65%	1.35%		1.34	% (E)
Expenses, net waiver and reimbursement (G)	1.30	% (E)	1.30%	1.30%		1.30	% (E)
Net investment income, before waiver and reimbursement (G)(H)	6.82	% (E)	7.26%	6.80%		7.28	% (E)
Net investment income, net waiver and reimbursement (G)(H)	7.09	% (E)	7.64%	6.86%		7.34	% (E)
Portfolio turnover rate	19	% (D)	4%	42%		72	% (D)

(A)	The Catalyst/SMH Total Return Income Fund Class I shares commenced operations on July 1, 2013.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not Annualized.

(E)	Annualized.

(F)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share loss amount does not correlate to the aggregate of the net realized and unrealized gain in the Statement of Operations for the period ended June 30, 2014, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(G)	Does not include expenses of the underlying investment companies in which the Fund invests.

(H)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(I)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Stone Beach Income Opportunity Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	December 31, 2016		June 30, 2016	June 30, 2015
	(Unaudited)
Net asset value, beginning of period	$9.84		$10.10	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.11		0.32	0.19
Net realized and unrealized gain (loss) on investments	(0.10)		(0.26)	0.10	(F)
Total from investment operations	0.01		0.06	0.29

LESS DISTRIBUTIONS:
From net investment income	(0.15)		(0.27)	(0.19)
From return of capital	—		(0.05)	—
Total distributions	(0.15)		(0.32)	(0.19)

Net asset value, end of period	$9.70		$9.84	$10.10

Total return (C)	0.10	% (D)	0.64%	2.95	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$699		$132	$372
Ratios to average net assets
Expenses, before waiver and reimbursement	3.29	% (E)	3.93%	6.56	% (E)
Expenses, net waiver and reimbursement	1.55	% (E)	1.55%	1.55	% (E)
Net investment income (loss), before waiver and reimbursement	0.73	% (E)	0.76%	(1.61	)% (E)
Net investment income, net waiver and reimbursement	2.47	% (E)	3.31%	3.41	% (E)
Portfolio turnover rate	10	% (D)	78%	19	% (D)

	Class C (A)
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	December 31, 2016		June 30, 2016	June 30, 2015
	(Unaudited)
Net asset value, beginning of period	$9.83		$10.08	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.08		0.23	0.18
Net realized and unrealized gain (loss) on investments	(0.11)		(0.23)	0.05	(F)
Total from investment operations	(0.03)		0.00	0.23

LESS DISTRIBUTIONS:
From net investment income	(0.11)		(0.22)	(0.15)
From return of capital	—		(0.03)	—
Total distributions	(0.11)		(0.25)	(0.15)

Net asset value, end of period	$9.69		$9.83	$10.08

Total return (C)	(0.37	)% (D)	0.02%	2.31	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$234		$207	$42
Ratios to average net assets
Expenses, before waiver and reimbursement	4.12	% (E)	4.68%	7.31	% (E)
Expenses, net waiver and reimbursement	2.30	% (E)	2.30%	2.30	% (E)
Net investment income (loss), before waiver and reimbursement	(0.11	)% (E)	(0.04)%	(2.36	)% (E)
Net investment income, net waiver and reimbursement	1.71	% (E)	2.38%	2.66	% (E)
Portfolio turnover rate	10	% (D)	78%	19	% (D)

(A)	The Catalyst/Stone Beach Income Opportunity Fund Class A, Class C and Class I shares commenced operations on November 20, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any.

Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the period ended June 30, 2015, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Stone Beach Income Opportunity Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I (A)
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	December 31, 2016		June 30, 2016	June 30, 2015
	(Unaudited)
Net asset value, beginning of period	$9.84		$10.09	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.15		0.31	0.23
Net realized and unrealized gain (loss) on investments	(0.13)		(0.21)	0.07	(F)
Total from investment operations	0.02		0.10	0.30

LESS DISTRIBUTIONS:
From net investment income	(0.16)		(0.30)	(0.21)
From return of capital	—		(0.05)	—
Total distributions	(0.16)		(0.35)	(0.21)

Net asset value, end of period	$9.70		$9.84	$10.09

Total return (C)	0.22	% (D)	1.01%	3.00	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$3,879		$4,213	$1,910
Ratios to average net assets
Expenses, before waiver and reimbursement	3.13	% (E)	3.68%	6.31	% (E)
Expenses, net waiver and reimbursement	1.30	% (E)	1.30%	1.30	% (E)
Net investment income (loss), before waiver and reimbursement	1.14	% (E)	0.82%	(1.36	)% (E)
Net investment income, net waiver and reimbursement	2.97	% (E)	3.19%	3.66	% (E)
Portfolio turnover rate	10	% (D)	78%	19	% (D)

(A)	The Catalyst/Stone Beach Income Opportunity Fund Class A, Class C and Class I shares commenced operations on November 20, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any.

Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the period ended June 30, 2015, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2016	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of thirty-nine series. These financial statements include the following seven series set forth below (each a “Fund” and collectively, the “Funds”). The investment objectives of each Fund are set forth below. The Funds’ investment manager is Catalyst Capital Advisors, LLC (the “Manager” or “CCA”).

Fund	Sub-Advisor	Primary Objective
Catalyst Insider Income (“Insider Income”)		High current income with low interest rate sensitivity
Catalyst/MAP Global Balanced Income (“Global Balanced”)	Managed Assets Portfolios, LLC (“MAP”)	Total return which consists of current income and capital appreciation
Catalyst/Princeton Floating Rate Income (“Floating Rate Income”)	Princeton Advisory Group, Inc. (“Princeton”)	High level of current income as is consistent with capital preservation long-term capital appreciation as a secondary objective.
Catalyst/Princeton Unconstrained Hedged Income (“Hedged Income”)	Princeton	Current income with a secondary objective of long- term capital appreciation with preservation of capital and low volatility
Catalyst/SMH High Income (“High Income”)	SMH Capital Advisors, Inc. (“SMH”)	High level of current income with capital appreciation as secondary objective
Catalyst/SMH Total Return Income (“Total Return Income”)	SMH	Total return which consists of current income and capital appreciation
Catalyst/Stone Beach Income Opportunity (“Income Opportunity”)	Stone Beach Investment Management, LLC	High current income with a secondary objective of capital appreciation

The Funds are registered as non-diversified except Global Balanced Fund which is diversified.

Currently, all Funds offer Class A, Class C and Class I shares. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

a)        Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities including Bank Loans (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “open-end funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of Directors of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Foreign currency and forward currency exchange contracts are valued daily at the London Stock Exchange close each day.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2016	SEMI-ANNUAL REPORT

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2016, for each Fund’s assets and liabilities measured at fair value:

Insider Income
Assets(a,b)	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$916,395	$—	$916,395
Convertible Bond	—	24,831	—	24,831
Short-Term Investments	218,173	—	—	218,173
Total Assets	$218,173	$941,226	$—	$1,159,399

Global Balanced
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$14,772,405	$—	$—	$14,772,405
Corporate Bonds	—	8,842,342	—	8,842,342
Short-Term Investments	2,226,033	—	—	2,226,033
Total Assets	$16,998,438	$8,842,342	$—	$25,840,780
Liabilities(a,b)
Call Options Written	$211,685	$—	$—	$211,685
Total Liabilities	$211,685	$—	$—	$211,685

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2016	SEMI-ANNUAL REPORT

Floating Rate Income
Assets(a,b)	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$3,367,013	$—	$3,367,013
Collateralized Loan Obligations	—	2,849,887	—	2,849,887
Bank Loans	—	18,939,413	—	18,939,413
Mutual Funds	1,401,600	—	—	1,401,600
Short-Term Investments	3,068,278			3,068,278
Total Assets	$4,469,878	$25,156,313	$—	$29,626,191

Hedged Income
Assets(a,b)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$549,606	$—	$—	$549,606
Corporate Bonds	—	619,523	—	619,523
Commercial Mortgage Backed Securities	—	35,416	—	35,416
Short-Term Investments	55,027	—	—	55,027
Total Assets	$604,633	$654,939	$—	$1,259,572

High Income
Assets(a,b)	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$4,992,210	$—	$4,992,210
Corporate Bonds	—	30,209,681	—	30,209,681
Short-Term Investments	8,184,405	—	—	8,184,405
Total Assets	$8,184,405	$35,201,891	$—	$43,386,296

Total Return Income
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$9,816,611	—	$—	$9,816,611
Exchanged Traded Funds	932,681	—	—	932,681
Convertible Bonds	—	1,553,650	—	1,553,650
Corporate Bonds	—	7,368,502	—	7,368,502
Short-Term Investments	2,144,911	—	—	2,144,911
Total Assets	$12,894,203	$8,922,152	$—	$21,816,355

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2016	SEMI-ANNUAL REPORT

Income Opportunity
Assets(a,b)	Level 1	Level 2	Level 3	Total
U.S. Government Agencies	$—	$4,157,424	$—	$4,157,424
Private Collateralized Mort. Obligations	—	7,716	—	7,716
Short-Term Investments	1,069,925	—	—	1,069,925
Total Assets	$1,069,925	$4,165,140	$—	$5,235,065
Derivatives(a,b)
Liabilities
Futures Contracts	$9,016	$—	$—	$9,016
Total	$9,016	$—	$—	$9,016

The Funds did not hold any Level 3 securities during the period, with the exception of High Income and Total Return Income. A reconciliation used in determining High Income’s and Total Return Income’s Level 3 securities is shown in the Level 3 Input table below.

(a)	Refer to the Portfolio of Investments for security classifications.

(b)	There were no transfers into or out of Level 1 and Level 2 during the period. It is each Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period. The following is a reconciliation of Energy Conversion Devices, Inc. (High Income and Total Return Income), for which Level 3 inputs were used in determining value:

	High Income	Total Return Income
	Energy Conversion	Energy Conversion
	Devices, Inc.	Devices, Inc.
Beginning balance June 30, 2016	$0	$0
Total realized gain/(loss)	—	—
Change in unrealized appreciation	—	—
Capital distribution	—	—
Tax basis adjustment	—	—
Net transfers in/(out) of Level 3	—	—
Ending balance December 31, 2016	$0	$0

The total change in unrealized appreciation included in the Statements of Operations attributable to Level 3 investments still held at December 31, 2016, was $0 and $0, for High Income and Total Return Income, respectively.

Quantitative disclosures of unobservable inputs and assumptions used by High Income and Total Return Income are below.

Investments in Securities:

High Income	Fair Value	Valuation Techniques	Unobservable Input
Convertible Bonds
Energy Conversion Devices, Inc.	0	Bankruptcy	Potential future cash payments
Total Fair Value Securities	$0

Total Return Income
Convertible Bonds
Energy Conversion Devices, Inc.	0	Bankruptcy	Potential future cash payments
Total Fair Value Securities	$0

Fair value securities as a percent of net assets at December 31, 2016, were 0.0% and 0.0% for High Income and Total Return Income, respectively.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2016	SEMI-ANNUAL REPORT

b)           Accounting for Options – The Funds are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Certain Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Fund’s agent in acquiring the options). For the year or period ended December 31, 2016, the Global Balanced invested in options.

A summary of option contracts written during the six months ended December 31, 2016, were as follows:

Global Balanced	Call Options Written
	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of period	470	$50,940
Options written	110	10,885
Options covered
Options exercised	(78)	(3,819)
Options expired	(122)	(6,473)
Options outstanding, end of period	380	$51,533

Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

Foreign Currency – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds isolate the portion of the results of operations for realized gain and losses resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Unrealized gains and losses resulting from changes in foreign exchange rates on investments are not isolated from changes in the valuation of securities held.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2016	SEMI-ANNUAL REPORT

Derivatives Risk. The use of derivative instruments, such as forwards, interest rate swaps, futures and options, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Foreign Exchange Rate Risk – Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk – Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk – Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Please refer to the Funds’ prospectus for a full listing of risks associated with these investments.

The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at December 31, 2016, were as follows:

			Location of derivatives on Statements	Fair value of asset/liability
Fund	Derivative	Risk Type	of Assets and Liabilities	derivatives
Global Balanced
	Call options written	Equity	Options written	$(211,685)
Income Opportunity
	Futures Contracts	Interest Rate	Futures unrealized appreciation	$17,677
	Futures Contracts	Interest Rate	Futures unrealized depreciation	(8,661)
				$9,016

The effect of derivative instruments on the Statements of Operations for the year or period ended December 31, 2016, were as follows

				Realized and unrealized
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	gain (loss) on derivatives
Global Balanced
	Options written	Equity	Net realized gain on options written	$6,473
	Options written	Equity	Net change in unrealized depreciation on options written	(171,578)
			Totals	$(165,105)
Income Opportunity
	Options purchased	Interest Rate	Net realized loss on options purchased	$(9,835)
	Futures	Interest Rate	Net realized loss on futures	62,548
	Futures	Interest Rate	Net change in unrealized appreciation on futures	1,200
			Totals	$53,913

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2016	SEMI-ANNUAL REPORT

The notional value of derivative instruments outstanding as of December 31, 2106 as disclosed in the Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

The following table presents the Funds’ assets and liabilities available for offset under a master netting arrangement net of collateral pledged as of December 31, 2016:

				Gross Amounts of Assets Presented in
				the Statement of Assets & Liabilities
		Gross Amounts of		Financial
		Recognized		Instruments		Cash Collateral		Net Amount of
	Counterparty	Liabilities		Pledged		Pledged		Assets
Global Balanced
Description of Liability:
Options Written Contracts	Pershing	$211,685	(1)	$211,685	(2)	$—		$—
Total		$211,685		$211,685		$—		$—
Income Opportunity
Description of Liability:
Futures Contracts	Wells Fargo	$8,661	(1)	$—		$8,661	(2)	$—
Total		$8,661		$—		$8,661		$—

(1)	Value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

c)         Investment Companies – Some Funds may invest in other investment companies, including closed-end funds and exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Underlying Funds in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own specific risks, but the sub-adviser expects the principal investments risks of such Underlying Funds will be similar to the risks of investing in the Fund.

d)        Federal Income Tax – The Funds have qualified and/or intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

As of and during the six months ended December 31, 2016, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations and Consolidated Statements of Operations. As of December 31, 2016, the Funds did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken on or to be taken on Federal income tax returns for all open tax years (tax years or periods ended 2013-2016 for the Funds) or expected to be taken in 2017 and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities, including the Internal Revenue Service. No examinations of the Funds’ filings are presently in progress.

e)        Security Transactions and Investment Income – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from a Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records these distributions as investment income and subsequently adjusts these distributions within the components of net assets based upon their tax treatment when the information becomes available.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2016	SEMI-ANNUAL REPORT

f)          Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

g)        Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

h)       Distribution to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. The following table summarizes each Fund’s intended dividend and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Insider Income	Monthly	Annually
Global Balanced	Quarterly	Annually
Floating Rate Income	Monthly	Annually
Hedged Income	Monthly	Annually
High Income	Monthly	Annually
Total Return Income	Monthly	Annually
Income Opportunity	Monthly	Annually

i)          Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

j)          Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

k)         Redemption Fees and Sales Charges (loads) – A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer. A maximum sales charge of 5.75% is imposed on Class A shares of the Global Balanced and Total Return Income Fund. A maximum sales charge of 4.75% is imposed on Class A shares of the Insider Income, Floating Rate Income, Hedged Income, High Income and Income Opportunity. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase (excluding shares purchased with reinvested dividends and/or distributions). A CDSC of 1.00% is imposed on Class A in the event of certain redemption transactions within one year following such investments. The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the six months ended December 31, 2016, there were CDSC fees of $2,073 paid by shareholders of the Global Balanced to the Manager. There were no CDSC fees paid by the shareholders of Insider Income, Floating Rate Income, Hedged Income, High Income, Total Return Income and Income Opportunity.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2016	SEMI-ANNUAL REPORT

(2)	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2016, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Insider Income	$472,863	$78,860
Global Balanced	8,559,331	4,634,700
Floating Rate Income	23,235,564	13,557,733
Hedged Income	2,798,703	2,204,391
High Income	19,105,336	11,116,541
Total Return Income	5,058,328	7,114,683
Income Opportunity	819,080	389,526

(3)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

CCA acts as investment manager for the Funds pursuant to the terms of a Management Agreement with the Trust, on behalf of the Funds (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. The investment sub-advisors are responsible for the day-to-day management of their Fund’s portfolios. The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pay to the Manager, as of the last day of each month, an annualized fee as shown in the below table, such fees to be computed daily based upon daily average net assets of the Funds. The Funds’ sub-advisors are paid by the Manager, not the Funds.

The Manager and the Trust, with respect to the Funds have entered into Expense Limitation Agreements (the “limitation”) under which the Manager has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; and extraordinary expenses) do not exceed the expense limitation shown in the table below, and is based on the Fund’s average daily net assets. The Manager shall be entitled to reimbursement by a Fund for such waived fess or reimbursed expenses provided that said reimbursement doesn’t cause the Fund’s expenses to exceed the limitation. The Manager may seek reimbursement only for fees waived or expenses reimbursed by a Fund within the three years following the date of the waiver and/or reimbursement of the particular expense was incurred, if the Fund is able to make the repayment without exceeding the limitation in effect at that time of the waiver.

For the year or period ended December 31, 2016, the Manager waived management fees and reimbursed expenses. The Manager may recapture a portion of the waived and/or reimbursed amounts no later than the dates as stated below:

							Management
							Fees Waived/	Recapture Expires
	Management	Expense Limitation					Expenses	June 30,
Fund	Agreement	Cl A	Cl C	Cl I		Expires	Reimbursed	2017	2018	2019
Insider Income	1.00%	1.00%	1.75%	0.75%	(1)	10/31/2017	$28,884	$—	$67,228	$51,188
Global Balanced	1.00%	1.55%	2.30%	1.25%		10/31/2017	23,383	45,170	41,030	51,349
Floating Rate Income	1.00%	1.35%	2.10%	1.10%		10/31/2017	102,943	102,668	100,602	102,943
Hedged Income	1.25%	1.55%	2.30%	1.30%		10/31/2017	56,553	—	64,112	56,553
High Income	1.00%	1.45%	2.20%	1.20%		10/31/2017	22,993	62,056	56,226	77,169
Total Return Income	1.00%	1.55%	2.30%	1.30%		10/31/2017	28,525	18,847	20,080	69,675
Income Opportunity	1.25%	1.55%	2.30%	1.30%		10/31/2017	76,225	—	76,561	76,225

(1)	The Expense limitation was 1.45%, 2.20% and 1.20% for Cl A, Cl C and Cl I , respectively through October 31, 2016.

A Trustee and Officer of the Trust is also the controlling member of MFund Services and the Manager, and is not paid any fees directly by the Trust for serving in such capacities.

Trustees who are not “interested persons” as that term is defined in the 1940 Act, will be paid a quarterly retainer of $500 and will receive, at the discretion of the Chairman, $500 per Valuation Committee meeting attended, $500 per special telephonic board meeting attended and $2,000 per special in-person meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting will be

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2016	SEMI-ANNUAL REPORT

shared equally by the funds of the Trust in which the meeting relates. The Chairman of the Trust’s Audit Committee receives an additional fee of $400 per fund in the Trust per year. The Lead Independent Trustee received $150 per quarter per Fund. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings. Additional information regarding the Trust’s Trustees is available in the Funds’ Statement of Additional Information.

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to rule 12b-1 under the 1940 Act. Each class of shares, excluding Class I shares, allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares. Catalyst Mutuals Fund Distributors LLC, acts as a wholesale marketing and distribution agent for the Funds. As compensation for these services, Catalyst Mutuals Fund Distributors is entitled to reimbursement, through the Funds’ Rule 12b-1 Plan, of expenses attributable to sales of Fund shares including marketing materials, broker commission financing costs, and wholesaling fees.

Pursuant to the Management Services Agreement between the Trust and MFund Services LLC (“MFund”), MFund provides the Funds with various management and administrative services. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee which scales downward based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Management Services Agreement.

Pursuant to the Services Agreements, MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Services Agreement. The amounts due to MFund at December 31, 2016 for management and chief compliance officer services are listed in the Statements of Assets and Liabilities under “Compliance Officers fees payable”

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of the Distributor and GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

For the year or period ended December 31, 2016, the 12b-1 expenses accrued by the Funds were as follows:

	12b-1 Fees
Fund	Class A	Class C
Insider Income	$952	$318
Global Balanced	16,899	36,921
Floating Rate Income	8,459	27,605
Hedged Income	145	1,459
High Income	24,697	64,580
Total Return Income	6,860	45,042
Income Opportunity	221	1,187

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2016	SEMI-ANNUAL REPORT

(4)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2016 and June 30, 2015 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2016	Income	Capital Gains	Capital	Total
Catalyst Insider Income Fund	$18,295	$—	$—	$18,295
Catalyst/MAP Global Balanced Fund	240,529	52,769	—	293,298
Catalyst/Princeton Floating Rate Income Fund	1,813,250	—	333,985	2,147,235
Catalyst/Princeton Unconstrained Hedged Income Fund	64,908	—	—	64,908
Catalyst/SMH High Income Fund	2,363,397	—	—	2,363,397
Catalyst/SMH Total Return Income Fund	1,343,224	—	256,247	1,599,471
Catalyst/Stone Beach Income Opportunity Fund	83,517	—	22,625	106,142

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2015	Income	Capital Gains	Capital	Total
Catalyst Insider Income Fund	$11,175	$—	$—	$11,175
Catalyst/MAP Global Balanced Fund	555,156	308,523	—	$863,679
Catalyst/Princeton Floating Rate Income Fund	3,875,423	527	—	$3,875,950
Catalyst/Princeton Unconstrained Hedged Income Fund	11,648	—	—	$11,648
Catalyst/SMH High Income Fund	3,065,111	—	174,323	$3,239,434
Catalyst/SMH Total Return Income Fund	2,097,147	—	346,189	$2,443,336
Catalyst/Stone Beach Income Opportunity Fund	52,696	—	—	$52,696

As of June 30, 2016, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Catalyst Insider Income Fund	$136	$—	$(10,416)	$(30,253)	$—	$(16,474)	$(57,007)
Catalyst/MAP Global Balanced Fund	416	519,546	—	—	—	551,867	1,071,829
Catalyst/Princeton Floating Rate Income Fund	—	—	(2,942,707)	(2,297,270)	—	(3,923,102)	(9,163,079)
Catalyst/Princeton Unconstrained Hedged Income Fund	47,708	—	(3,105)	—	(47,316)	(102,498)	(105,211)
Catalyst/SMH High Income Fund	—	—	(3,924,884)	(21,281,391)	—	(12,102,073)	(37,308,348)
Catalyst/SMH Total Return Income Fund	—	—	(4,795,204)	(11,933,379)	—	(8,978,565)	(25,707,148)
Catalyst/Stone Beach Income Opportunity Fund	—	—	(131,900)	(49,218)	—	150,132	(30,986)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, return of capital distributions from corporations, mark-to-market on 1256 contracts, open forward foreign contracts and passive foreign investment companies, and adjustments for real estate investment trusts, bonds, partnerships, business development companies and the Funds’ wholly-owned subsidiaries. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles and the Funds’ wholly-owned subsidiaries.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Catalyst/Stone Beach Income Opportunity Fund	$99,580

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2016	SEMI-ANNUAL REPORT

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Catalyst Insider Income Fund	$10,416
Catalyst/Princeton Floating Rate Income Fund	2,942,707
Catalyst/Princeton Unconstrained Hedged Income Fund	3,105
Catalyst/SMH High Income Fund	3,924,884
Catalyst/SMH Total Return Income Fund	4,795,204
Catalyst/Stone Beach Income Opportunity Fund	32,320

The Regulated Investment Company Modernization Act of 2010 which was enacted on December 22, 2010 requires the Funds to utilize post-enactment (non-expiring) capital losses prior to pre-enactment capital loss carryovers for fiscal year ends beginning after the date of enactment. As a result, there may be greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized. At June 30, 2016, the Funds below had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Expiring	Non-Expiring	Non-Expiring
	6/30/2017	Short-Term	Long-Term	Total
Catalyst Insider Income Fund	$—	$30,253	$—	$30,253
Catalyst/MAP Balanced Fund	—	—	—	—
Catalyst/Princeton Floating Rate Income Fund	—	1,923,018	374,252	2,297,270
Catalyst/Princeton Unconstrained Hedged Income Fund	—	—	—	—
Catalyst/SMH High Income Fund	—	11,636	21,269,755	21,281,391
Catalyst/SMH Total Return Income Fund	—	478,497	11,454,882	11,933,379
Catalyst/Stone Beach Income Opportunity Fund	—	22,996	26,222	49,218

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), the reclassification of ordinary and capital gain distributions, paydowns and net operating losses, and adjustments for real estate investment trusts, passive foreign investment companies, partnerships, C-Corporations, non-deductible expense and the capitalization of in lieu of dividend payments, resulted in reclassification for the following Funds for the year ended June 30, 2016, as follows:

	Paid	Undistributed	Accumulated
	In	Net Investment	Net Realized
	Capital	Income (Loss)	Gain (Loss)
Catalyst Insider Income Fund	$—	$—	$—
Catalyst/MAP Balanced Fund	—	976	(976)
Catalyst/Princeton Floating Rate Income Fund	—	—	—
Catalyst/Princeton Unconstrained Hedged Income Fund	—	—	—
Catalyst/SMH High Income Fund	—	—	—
Catalyst/SMH Total Return Income Fund	(1,953)	(406,037)	407,990
Catalyst/Stone Beach Income Opportunity Fund	(10)	(122,967)	122,977

(5)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2016, Charles Schwab & Co., Inc., held more than 25% of the voting securities of the Floating Rate Income Fund at 30%, and may be deemed to control the Fund.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2016	SEMI-ANNUAL REPORT

(6)	NEW ACCOUNTING PRONOUNCEMENTS

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

(7)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Consideration and Renewal of Sub-Advisory Agreement between Catalyst Capital Advisers, LLC (‘Catalyst”) and SMH Capital Advisors, Inc. (“SMH”) with respect to the Catalyst/SMH High Income Fund (“SMH High Income”) and the Catalyst/SMH Total Return Income Fund (“Total Return Fund”) (each a “Fund” and together the “Funds”)

In connection with a regular meeting held on August 22, 2016, the Board of Trustees (the “Trustees”) of Mutual Fund Series Trust, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a Sub-Advisory Agreement between Catalyst and SMH (the “Sub-Advisory Agreement”), with respect to the Funds.

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Sub-Advisory Agreement In connection with their deliberations regarding renewal of the Sub-Advisory Agreement, the Trustees reviewed materials prepared by SMH (“SMH 15c Response”).

Nature, Extent and Quality of Services. The Trustees reviewed the SMH 15(c) Response, which provided an overview of the services provided by SMH, as well as information on the firm’s personnel and the compliance and litigation record. The Trustees discussed the nature of SMH’s operations, its compliance infrastructure and the experience of its fund management personnel and investment committee members. The Trustees next considered that SMH is responsible for day to day investment activities of the Funds, as well as for monitoring each Fund’s compliance with investment restrictions. The Trustees noted that there had been no material compliance issues, litigation, or administrative actions brought against the sub-advisor since the Sub-Advisory Agreement was last considered for renewal. The Trustees also considered representations by the advisor that it is pleased with the quality of services provided by SMH. The Trustees concluded that SMH has provided a level of service consistent with the advisor’s and the Trustees’ expectations.

Performance. The Board reviewed each Fund’s performance for the one year, five year and since inception periods as compared to the Fund’s benchmark and the Morningstar category. The Trustees noted that each Fund materially underperformed both metrics of performance for all reporting periods. The Trustees acknowledged each Fund has a concentrated portfolio designed to generate strong returns over full market cycles but is susceptible to periods of significant underperformance within market cycles. The Trustees also considered that Fund performance year to date and trailing one year has been strong, and each Fund is currently in the 1st percentile of its Morningstar category. After further discussion, the Trustees concluded that each Fund’s performance was acceptable based primarily on the recent positive gains.

Fees and Expenses. The Trustees noted the advisor charges an advisory fee of 1.00% to each Fund, and that 50% of the net advisory fee is paid to the sub-advisor as a sub-advisory fee. The Trustees considered a comparison of the sub-advisory fee to the fees charged by SMH to the other accounts it manages. They noted that the fee SMH receives from Catalyst is less than what it receives from other clients. The Trustees concluded that the sub-advisory fee received by SMH for the Funds was reasonable.

Profitability. The Trustees considered the sub-advisor’s profitability in connection with its relationship with the Funds. They noted that the sub-advisor reported a small net loss in connection with its services to each Fund. The Trustees concluded, after further discussion of the profitability analysis provided, that excessive profitability from the sub-advisor’s relationship with each Fund is not an issue at this time.

Economies of Scale. The Trustees considered whether the sub-advisor has realized economies of scale with respect to the management of the Funds. The Trustees agreed that this was primarily an advisor level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense.

Conclusion. Having requested and received such information from the advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that renewal of the Sub-Advisory Agreement was in the best interests of the shareholders of the Funds.

Consideration and Renewal of Sub-Advisory Agreement between Catalyst Capital Advisers, LLC (‘Catalyst”) and Stone Beach Investment Management, LLV (“Stone Beach”) with respect to the Stone Beach Income Fund (“Stone Beach Fund” or the “Fund”).

In connection with a regular meeting held on August 22, 2016, the Board of Trustees (the “Trustees”) of Mutual Fund Series Trust, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a Sub-Advisory Agreement between Catalyst and Stone Beach (the “Sub-Advisory Agreement”), with respect to the Fund.

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Sub-Advisory Agreement. In connection with their deliberations regarding renewal of the Sub-Advisory Agreement, the Trustees reviewed materials prepared by Stone Beach (“Stone Beach 15c Response”).

Nature, Extent and Quality of Services. The Trustees reviewed the Stone Beach 15(c) Response, which provided an overview of the services provided by Stone Beach, as well as information on the firm’s personnel and the compliance and litigation record. The Trustees discussed the nature of Stone Beach’s operations, the experience of its portfolio management personnel, and its compliance resources. The Trustees noted favorably the continuity of the service team. The Trustees considered that there had been no material compliance issues, litigation, or administrative actions brought against Stone Beach since the sub-advisory agreement was last considered for renewal. The Trustees next considered that Stone Beach is responsible for day to day investment activities of the Fund, as well as broker selection, trade execution, and pre-trade compliance. The Trustees also considered representations by the advisor that it is pleased with the quality of services provided by Stone Beach. The Trustees concluded that Stone Beach has provided a level of service consistent with the advisor’s and the Trustees’ expectations.

Performance. The Trustees reviewed the Fund’s performance for the one year and since inception periods, and compared the Fund’s performance to the Fund’s Benchmark and Morningstar Category. The Trustees noted that the Fund underperformed the index but outperformed the Morningstar Category for the one year and since inception reporting periods. A representative of the advisor reported positive year to date returns. After further discussion, the Trustees concluded that the Fund’s performance was acceptable.

Fees and Expenses. The Trustees noted the advisor charges an advisory fee of 1.25% to the Fund, and that 50% of the net advisory fee is paid to the sub-advisor as a sub-advisory fee. The Trustees considered a comparison of the sub-advisory fee to the fees charged by Stone Beach to the other accounts it manages. They noted that the fee Stone Beach receives from Catalyst is significantly less than what it receives from other clients. The Trustees concluded that the sub advisory fee received by Stone Beach for the Fund was reasonable.

Profitability. The Trustees considered the sub-advisor’s profitability in connection with its relationship with the Fund. They noted that Stone Beach reported a net loss in connection with its services to the Fund. The Trustees concluded, after further discussion of the profitability analysis that excessive profitability from the advisor’s relationship with the Fund is not an issue at this time.

Economies of Scale. The Trustees considered whether the sub-advisor has realized economies of scale with respect to the management of the Fund. The Trustees agreed that this was primarily an advisor level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense.

Conclusion. Having requested and received such information from the advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that renewal of the Sub-Advisory Agreement was in the best interests of the shareholders of the Fund.

Consideration and Renewal of Sub-Advisory Agreement between Catalyst Capital Advisers, LLC (‘Catalyst”) and Princeton Advisory Group, LLC (“Princeton”) with respect to the Princeton Unconstrained Hedged Income Fund (“Princeton Fund” and the Princeton Floating Rate Income Fund (“Hedged Income Fund”) (together the “Funds”).

In connection with a regular meeting held on August 22, 2016, the Board of Trustees (the “Trustees”) of Mutual Fund Series Trust, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a Sub-Advisory Agreement between Catalyst and Princeton (the “Sub-Advisory Agreement”), with respect to the Funds.

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Sub-Advisory Agreement. In connection with their deliberations regarding renewal of the Sub-Advisory Agreement, the Trustees reviewed materials prepared by Princeton (“Princeton 15c Response”).

Nature, Extent and Quality of Services. The Trustees reviewed the Princeton 15(c) Response, which provided an overview of the services provided by Princeton, as well as information on the firm’s personnel and the compliance and litigation record. The Trustees discussed the nature of Princeton’s operations, and noted favorably the deep experience of the portfolio management team. The Trustees noted that Princeton has expanded its staff since the Trustees last considered the Sub-Advisory Agreement for approval. The Trustees considered that there had been no material compliance issues, litigation, or administrative actions brought against Princeton since the Sub-Advisory Agreement was last considered for renewal. The Trustees next considered that Princeton is responsible for day to day investment activities of the Funds, as well as for monitoring the Funds’ compliance and providing trading within the Funds’ investment strategies. The Trustees also considered representations by the advisor that it is pleased with the quality of services provided by Princeton. The Trustees concluded that Princeton has provided a level of service consistent with the advisor’s and the Trustees’ expectations.

Performance.

Princeton Fund

The Trustee reviewed the Fund’s performance for the one year, three year and since inception periods as compared to the Fund’s benchmark and the Morningstar category. The Trustees noted that the Fund underperformed both metrics of performance over all reporting periods. The Trustees noted that market conditions over the past year have not been favorable for implementation of the Fund’s strategy. They were pleased with the Fund’s year to date performance. After further discussion, the Trustees concluded that the Fund’s performance had significantly improved, and overall was acceptable.

Hedged Income Fund

The Trustee reviewed the Fund’s performance for the three month, year to date, one year, and since inception periods as compared to the Fund’s benchmark and the Morningstar category. The Trustees noted that the Fund underperformed both metrics of performance over the one year and since inception reporting periods. They further considered that the Fund has materially outperformed those metrics over the three month and year to date period and noted favorably that performance has improved. They discussed the fund’s current favorable Morningstar rating. After further discussion, the Trustees concluded that the Fund’s performance was acceptable.

Fees and Expenses. The Trustees noted the sub-advisor receives 50% of the net advisory fee from Catalyst. The Trustees considered a comparison of the sub-advisory fee to the fees charged by Princeton to hedge funds and the other accounts it manages. They noted that the maximum fee Princeton receives from Catalyst is less than that received for its services to its hedge funds and within the range of that received from its services to the other accounts it manages. The Trustees concluded that the sub-advisory fee received by Princeton for each Fund was reasonable.

Profitability. The Trustees considered the sub-advisor’s profitability in connection with its relationship with each Fund. They noted that the sub-advisor reported profits with respect to the Princeton Fund that were high in terms of the percentage of the sub-advisory fees but not high in terms of the actual dollar amount with regard to the services to the Princeton Fund. They further noted that the sub-advisor reported a net loss in connection with its services to the Hedged Income Fund. The Trustees concluded, after further discussion of the profitability analysis, that excessive profitability from the advisor’s relationship with each Fund is not an issue at this time.

Economies of Scale. The Trustees considered whether the sub-advisor has realized economies of scale with respect to the management of the Funds. The Trustees agreed that this was primarily an advisor level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense.

Conclusion. Having requested and received such information from Princeton as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that renewal of the Sub-Advisory Agreement was in the best interests of the shareholders of the Funds.

CATALYST FUNDS
INFORMATION ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period (07/01/16) and held for the entire period through 12/31/16.

Actual Expenses

The first section of each table below provides information about actual account values and actual expenses. You may use the information in these sections, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectus.

					Hypothetical
			Actual		(5% return before expenses)

	Fund’s	Beginning
	Annualized	Account Value	Ending Account	Expenses Paid	Ending Account	Expenses Paid
	Expense Ratio	07/01/16	Value 12/31/16	During Period *	Value 12/31/16	During Period *

Catalyst Insider Income Fund - Class A	1.27%	$1,000.00	$1,024.80	$6.48	$1,018.80	$6.46
Catalyst Insider Income Fund - Class C	2.02%	1,000.00	1,020.50	10.29	1,015.02	10.26
Catalyst Insider Income Fund - Class I	1.02%	1,000.00	1,027.00	5.21	1,020.06	5.19
Catalyst/MAP Global Balanced Fund - Class A	1.55%	1,000.00	1,017.70	7.88	1,017.39	7.88
Catalyst/MAP Global Balanced Fund - Class C	2.30%	1,000.00	1,013.50	11.67	1,013.61	11.67
Catalyst/MAP Global Balanced Fund - Class I	1.25%	1,000.00	1,019.50	6.36	1,018.90	6.36
Catalyst/Princeton Floating Rate Income Fund - Class A	1.35%	1,000.00	1,065.50	7.03	1,018.40	6.87
Catalyst/Princeton Floating Rate Income Fund - Class C	2.10%	1,000.00	1,062.90	10.92	1,014.62	10.66
Catalyst/Princeton Floating Rate Income Fund - Class I	1.10%	1,000.00	1,068.00	5.73	1,019.66	5.60
Catalyst/Princeton Unconstrained Hedged Income Fund - Class A	1.55%	1,000.00	1,088.70	8.16	1,017.39	7.88
Catalyst/Princeton Unconstrained Hedged Income Fund - Class C	2.30%	1,000.00	1,083.70	12.08	1,013.61	11.67
Catalyst/Princeton Unconstrained Hedged Income Fund - Class I	1.30%	1,000.00	1,089.40	6.85	1,018.65	6.61
Catalyst/SMH High Income Fund - Class A	1.45%	1,000.00	1,143.30	7.83	1,017.90	7.37
Catalyst/SMH High Income Fund - Class C	2.20%	1,000.00	1,135.70	11.84	1,014.12	11.17
Catalyst/SMH High Income Fund - Class I	1.20%	1,000.00	1,141.40	6.48	1,019.16	6.11
Catalyst/SMH Total Return Income Fund - Class A	1.55%	1,000.00	1,165.90	8.46	1,017.39	7.88
Catalyst/SMH Total Return Income Fund - Class C	2.30%	1,000.00	1,161.60	12.53	1,013.61	11.67
Catalyst/SMH Total Return Income Fund - Class I	1.30%	1,000.00	1,167.60	7.10	1,018.65	6.61
Catalyst/Stone Beach Income Opportunity Fund - Class A	1.55%	1,000.00	1,001.00	7.82	1,017.39	7.88
Catalyst/Stone Beach Income Opportunity Fund - Class C	2.30%	1,000.00	996.30	11.57	1,013.61	11.67
Catalyst/Stone Beach Income Opportunity Fund - Class I	1.30%	1,000.00	1,002.20	6.56	1,018.65	6.61

*	Expenses are equal to the Funds’ annualized expense ratios multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

**	Annualized expense ratio does not include interest expenses or dividend expenses.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-866-447-4228. Please read it carefully before you invest or send money.

PRIVACY NOTICE

Mutual Fund Series Trust

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust has no affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust doesn’t share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund Series Trust doesn’t jointly market.

CATALYST FUNDS
ADDITIONAL INFORMATION (Unaudited)

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreements, Services Agreements and Distribution and/or Service (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset values of shares of the Funds.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

MUTUAL FUND SERIES TRUST
17605 Wright Street, Suite 2
Omaha, NE 68130

MANAGER
Catalyst Capital Advisors, LLC
36 North New York Ave., 2nd Floor
Huntington, NY 11743

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Dr. Suite 110
Hauppauge, NY 11788

TRANSFER AGENT
Gemini Fund Services, LLC
17605 Wright Street, Suite 2
Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BBD, LLP
1835 Market Street
26th Floor
Philadelphia, PA 19103

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street
Suite 1700
Columbus, OH 43215

CUSTODIAN BANK
Huntington National Bank
7 Easton Oval
Columbus, OH 43215

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENT

See Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
President
Date: March 9, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi
President
Date: March 9, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff
Treasurer
Date: March 9, 2017